UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2019

Item #1. Reports to Stockholders.

INDEX

The E-Valuator Very Conservative (0%-15%) RMS Fund

The E-Valuator Conservative (15%-30%) RMS Fund

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%) RMS Fund

The E-Valuator Growth (70%-85%) RMS Fund

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

(collectively, “The E-Valuator Funds”)

THE E-VALUATOR FUNDS	The E-Valuator Very Conservative (0%-15%) RMS Fund*

The E-Valuator Conservative (15%-30%) RMS Fund*

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund*

The E-Valuator Moderate (50%-70%) RMS Fund*

The E-Valuator Growth (70%-85%) RMS Fund*

The E-Valuator Aggressive Growth (85%-99%) RMS Fund*

*Formerly:The E-Valuator Very Conservative RMS Fund; The E-Valuator Conservative RMS Fund;
The E-Valuator Tactically Managed RMS Fund; The E-Valuator Moderate RMS Fund;
The E-Valuator Growth RMS Fund; The E-Valuator Aggressive Growth RMS Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Portfolio Composition as of March 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	14.49%
Corporate High Yield	8.47%
Large Cap	2.43%
Government	2.08%
Convertible	0.88%
Mid Cap	0.74%
Broad Market	0.53%
International	0.53%
Technology	0.41%
Small Cap	0.08%
Mutual Funds:
Aggregate Bond	32.55%
Mortgage	4.92%
Bank Loans	4.29%
High Yield Bond	3.88%
Short Term Corporate Bond	3.42%
Blend Large Cap	3.23%
Growth Large Cap	2.43%
Emerging Market Bond	2.26%
Foreign Aggregate	2.11%
Convertible	2.03%
Value Large Cap	1.55%
Foreign Blend	0.60%
Blend Broad Market	0.54%
Growth Broad Market	0.31%
Foreign Growth	0.26%
Blend Mid Cap	0.17%
Value Mid Cap	0.10%
Emerging Market Stock	0.06%
Growth Small Cap	0.04%
Money Market Funds	6.21%
101.60%

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of InvestmentsMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 30.64%

AGGREGATE BOND – 14.49%
Invesco Ultra Short Duration ETF	20,074	$1,009,321
iShares Core Total USD Bond Market ETF	6,923	350,373
iShares Core International Aggregate Bond Fund ETF	2,666	142,578
iShares Ultra Short-Term Bond ETF	9,729	489,369
Vanguard Total International Bond ETF	2,488	138,756
		2,130,397

BROAD MARKET – 0.53%
Invesco Dow Jones Industrial Average Dividend ETF	2,140	77,756

CONVERTIBLE – 0.88%
iShares Convertible Bond ETF	2,231	129,309

CORPORATE HIGH YIELD – 8.47%
iShares Short-Term Corporate Bond ETF	10,397	549,170
VanEck Vectors Investment Grade Floating Rate ETF	20,239	509,416
Wisdom Tree Interest Rate Hedged High Yield Bond Fund ETF	2,441	56,729
Xtrackers USD High Yield Corporate Bond ETF	2,635	130,986
		1,246,301

GOVERNMENT – 2.08%
Schwab Short-Term U.S. Treasury ETF	2,872	144,146
Vanguard Short-Term Treasury ETF	2,691	162,590
		306,736

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 0.53%
Cambria Foreign Shareholder Yield ETF	188	$4,382
Invesco S&P International Developed Quality ETF	198	4,497
iShares Currency Hedged MSCI EAFE Small-Cap ETF	158	4,486
iShares International Select Dividend ETF	384	11,850
SPDR Portfolio Developed World ex-US ETF	626	18,285
Vanguard FTSE Developed Markets ETF	369	15,081
WisdomTree Dynamic Currency Hedged International Equity ETF	687	19,586
		78,167

LARGE CAP – 2.43%
Schwab US Dividend Equity ETF	1,438	75,179
Schwab U.S. Large-Cap ETF	1,106	74,777
SPDR Dow Jones Industrial Average ETF Trust	257	66,596
SPDR Portfolio S&P 500 High Dividend ETF	1,749	66,182
SPDR Russell 1000 Yield Focus ETF	205	14,214
SPDR Portfolio S&P 500 Growth ETF	1,629	60,615
		357,563

MID CAP – 0.74%
Invesco Russell MidCap Pure Growth ETF	462	26,135
iShares Morningstar Mid-Cap Growth ETF	49	11,529
iShares Russell Mid-Cap Growth ETF	85	11,532
Schwab U.S. Mid-Cap ETF	539	29,855
WisdomTree U.S. MidCap Dividend Fund ETF	820	29,348
		108,399

SMALL CAP – 0.08%
Vanguard Small-Cap ETF	37	5,654
Vanguard Small-Cap Value ETF	43	5,535
		11,189

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
TECHNOLOGY – 0.41%
Invesco QQQ Trust Series I ETF	336	$60,366

TOTAL EXCHANGE TRADED FUNDS – 30.64%
(Cost: $4,414,775)		4,506,183

MUTUAL FUNDS – 64.75%

AGGREGATE BOND – 32.55%
Baird Ultra Short Bond Fund Institutional Class	43,224	434,401
Baird Core Plus Bond Fund Institutional Class	65,269	727,095
John Hancock Bond Fund R6 Class	23,436	367,706
JPMorgan Income Fund R6 Class	31,453	295,030
JPMorgan Limited Duration Bond Fund R6 Class	25,362	254,640
JPMorgan Unconstrained Debt Fund Class R6	7,857	76,210
Lord Abbett Bond-Debenture Fund R6 Class	12,788	100,384
Lord Abbett Short Duration Income Fund R6 Class	139,077	582,731
PIMCO Low Duration Income Fund Institutional Class**	30,008	257,467
Putnam Fixed Income Absolute Return Fund Y Class	15,800	152,471
TIAA-CREF Bond Plus Fund Institutional Class	70,306	727,672
Vanguard Intermediate-Term Bond Index Fund Institutional Class	71,354	810,581
		4,786,388

BANK LOANS – 4.29%
Credit Suisse Floating Rate High Income Fund Institutional Class	20,976	139,913
Lord Abbett Floating Rate Fund R6 Class	23,694	210,402
T. Rowe Price Institutional Floating Rate Fund	28,644	280,709
		631,024

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND BROAD MARKET – 0.54%
American Funds American Mutual Fund R6 Class	1,832	$74,547
DFA US Core Equity 1 Portfolio Institutional Class	225	5,243
		79,790

BLEND LARGE CAP – 3.23%
DFA Enhanced US Large Company Portfolio Institutional Class	3,927	51,097
DFA US Large Company Portfolio Institutional Class	3,396	74,212
Fidelity 500 Index Fund Premium Class	1,062	105,092
JPMorgan US Research Enhanced Equity Fund R6 Class	1,661	44,188
Schwab S&P 500 Index Fund Select Class	2,438	105,441
Vanguard Institutional Index Fund Institutional Class	371	95,092
		475,122

BLEND MID CAP – 0.17%
Vanguard Extended Market Index Fund Admiral Class	283	24,751

CONVERTIBLE – 2.03%
Franklin Convertible Securities Fund R6 Class	13,742	298,752

EMERGING MARKET STOCK – 0.06%
JPMorgan Emerging Markets Equity Fund R6 Class	150	4,343
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	384	4,229
		8,572

EMERGING MARKET BOND – 2.26%
Payden Emerging Markets Bond Fund SI Class	8,176	108,657
TIAA-CREF Emerging Markets Debt Fund Institutional Class	11,503	111,232
Vanguard Emerging Markets Bond Fund Admiral Class	4,472	112,512
		332,401

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN AGGREGRATE – 2.11%
Columbia Strategic Income Fund I3 Class	29,226	$170,387
Dodge & Cox Global Bond Fund	13,073	140,008
		310,395

FOREIGN BLEND – 0.60%
AB Global Core Equity Portfolio Advisor Class	3,500	44,728
Schwab Fundamental International Large Company Index Fund	865	7,439
Vanguard Global Minimum Volatility Fund Admiral Class	430	11,761
Vanguard Total World Stock Index Fund Investor Class	812	24,240
		88,168

FOREIGN GROWTH – 0.26%
DFA International Large Cap Growth Portfolio Institutional Class	351	4,386
MFS International Growth Fund R6 Class	413	13,763
MFS International New Discovery Fund R6 Class	137	4,528
Vanguard International Growth Fund Admiral Class	179	16,279
		38,956

GROWTH BROAD MARKET – 0.31%
American Funds New Perspective Fund R6 Class	1,065	45,738

GROWTH LARGE CAP – 2.43%
AB FlexFee Large Cap Growth Portfolio Advisor Class	5,242	69,975
Franklin DynaTech Fund R6 Class	679	56,438
JPMorgan Large Cap Growth Fund R6 Class	946	38,490
T Rowe Price Blue Chip Growth Fund Institutional Class	426	47,640
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	2,376	75,407
Vanguard US Growth Fund Admiral Class	691	69,762
		357,712

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH SMALL CAP – 0.04%
Vanguard Explorer Fund Admiral Class	61	$5,612

HIGH YIELD BOND – 3.88%
AB FlexFee High Yield Portfolio Advisor Class	8,534	80,559
American Funds American High-Income Trust F3 Class	7,961	80,648
Vanguard High-Yield Corporate Fund Admiral Class	22,193	127,831
Virtus Seix Floating Rate High Income Fund R6 Class	33,067	281,729
		570,767

MORTGAGE – 4.92%
JPMorgan Mortgage-Backed Securities Fund R6 Class	64,861	723,204

SHORT TERM CORPORATE BOND – 3.42%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	23,223	502,323

VALUE LARGE CAP – 1.55%
American Funds Washington Mutual Investors Fund R6 Class	1,765	79,681
JPMorgan Equity Income Fund R6 Class	4,715	82,416
Vanguard Value Index Fund Institutional Class	1,557	65,360
		227,457

VALUE MID CAP – 0.10%
Vanguard Mid-Cap Value Index Fund Admiral Class	263	14,720

TOTAL MUTUAL FUNDS – 64.75%
(Cost: $9,292,749)		9,521,852

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MONEY MARKET FUNDS – 6.21%
Federated Institutional Prime Obligations Fund Institutional Class 2.55%*	770,301	$770,532
Vanguard Treasury Money Market Fund Investor Class 2.36%*	142,887	142,887
(Cost: $913,419)		913,419

TOTAL INVESTMENTS – 101.60%
(Cost: $14,620,943)		14,941,454
Liabilities in excess of other assets – (1.60)%		(235,924)
NET ASSETS – 100.00%		$14,705,530

*Effective 7 day yield as of March 31, 2019.

**A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

SEMI-ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Portfolio Composition as of March 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	9.96%
Corporate High Yield	7.07%
Large Cap	4.06%
Government	1.86%
Mid Cap	1.84%
International	1.82%
Convertible	1.65%
Mortgage	1.43%
Broad Market	0.66%
Technology	0.53%
Small Cap	0.26%
Mutual Funds:
Aggregate Bond	26.29%
Blend Large Cap	4.75%
Growth Large Cap	4.74%
High Yield Bond	3.34%
Value Large Cap	3.13%
Mortgage	2.96%
Short Term Corporate Bond	2.95%
Foreign Aggregate	2.85%
Convertible	2.56%
Emerging Market Bond	2.40%
Blend Broad Market	2.38%
Foreign Growth	1.60%
Foreign Blend	1.47%
General Corporate Bond	1.47%
Government Bond	1.00%
Bank Loans	0.97%
Growth Broad Market	0.71%
Blend Mid Cap	0.40%
Value Mid Cap	0.35%
Emerging Market Stock	0.29%
Growth Mid Cap	0.23%
Growth Small Cap	0.17%
Money Market Funds	2.32%
100.47%

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of InvestmentsMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 31.14%

AGGREGATE BOND – 9.96%
Invesco Ultra Short Duration ETF	27,638	$1,389,639
iShares Core Total USD Bond Market ETF	41,572	2,103,959
iShares Core International Aggregate Bond Fund ETF	14,636	782,733
iShares Ultra Short-Term Bond ETF	10,741	540,272
Vanguard Total International Bond ETF	14,121	787,528
		5,604,131

BROAD MARKET – 0.66%
Invesco Dow Jones Industrial Average Dividend ETF	10,251	372,466

CONVERTIBLE – 1.65%
iShares Convertible Bond ETF	16,048	930,142

CORPORATE HIGH YIELD – 7.07%
Invesco BulletShares 2024 Corporate Bond ETF	26,625	551,936
iShares Short-Term Corporate Bond ETF	32,141	1,697,688
VanEck Vectors Investment Grade Floating Rate ETF	22,321	561,820
Wisdom Tree Interest Rate Hedged High Yield Bond Fund ETF	23,843	554,111
Xtrackers USD High Yield Corporate Bond ETF	12,411	616,951
		3,982,506

GOVERNMENT – 1.86%
Schwab Short-Term U.S. Treasury ETF	11,046	554,399
Vanguard Short-Term Treasury ETF	8,162	493,148
		1,047,547

INTERNATIONAL – 1.82%
Cambria Foreign Shareholder Yield ETF	1,219	28,415
Hartford Multifactor Developed Markets (ex-US) ETF	3,666	103,271
Invesco S&P International Developed Quality ETF	1,119	25,413
iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,439	40,855

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
iShares International Select Dividend ETF	3,846	$118,688
Schwab Fundamental International Large Company Index ETF	5,689	156,903
Schwab International Small-Cap Equity ETF	1,185	38,216
SPDR Portfolio Developed World ex-US ETF	3,975	116,110
Vanguard FTSE Developed Markets ETF	2,771	113,251
WisdomTree Dynamic Currency Hedged International Equity ETF	5,053	144,061
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	1,927	58,253
Xtrackers MSCI All world ex US Hedged Equity ETF	3,010	81,769
		1,025,205

LARGE CAP – 4.06%
Schwab US Dividend Equity ETF	7,168	374,743
Schwab U.S. Large-Cap ETF	7,148	483,276
SPDR Dow Jones Industrial Average ETF Trust	1,446	374,702
SPDR Portfolio S&P 500 High Dividend ETF	8,873	335,754
SPDR Russell 1000 Yield Focus ETF	2,328	161,418
SPDR Portfolio S&P 500 Growth ETF	14,882	553,759
		2,283,652

MID CAP – 1.84%
Invesco Russell MidCap Pure Growth ETF	4,187	236,859
iShares Morningstar Mid-Cap Growth ETF	370	87,055
iShares Russell Mid-Cap Growth ETF	629	85,336
Schwab U.S. Mid-Cap ETF	7,160	396,592
WisdomTree U.S. MidCap Dividend Fund ETF	6,356	227,481
		1,033,323

MORTGAGE – 1.43%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	14,787	381,874
Vanguard Mortgage-Backed Securities ETF	8,102	424,221
		806,095

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
SMALL CAP – 0.26%
Vanguard Small-Cap ETF	305	$46,604
Vanguard Small-Cap Value ETF	371	47,759
WisdomTree U.S. SmallCap Dividend Fund ETF	1,837	50,591
		144,954

TECHNOLOGY – 0.53%
Invesco QQQ Trust Series I ETF	1,646	295,720

TOTAL EXCHANGE TRADED FUNDS – 31.14%
(Cost: $16,893,135)		17,525,741

MUTUAL FUNDS – 67.01%

AGGREGATE BOND – 26.29%
Baird Ultra Short Bond Fund Institutional Class	41,736	419,446
Baird Core Plus Bond Fund Institutional Class	151,344	1,685,968
John Hancock Bond Fund R6 Class	92,338	1,448,790
JPMorgan Income Fund R6 Class	143,531	1,346,324
JPMorgan Limited Duration Bond Fund R6 Class	77,334	776,433
JPMorgan Unconstrained Debt Fund Class R6	44,344	430,136
Lord Abbett Bond-Debenture Fund R6 Class	108,989	855,567
Lord Abbett Short Duration Income Fund R6 Class	517,109	2,166,685
PIMCO Low Duration Income Fund Institutional Class**	89,213	765,450
Putnam Fixed Income Absolute Return Fund Y Class	84,553	815,935
TIAA-CREF Bond Plus Fund Institutional Class	161,208	1,668,502
Vanguard Intermediate-Term Bond Index Fund Institutional Class	212,972	2,419,367
		14,798,603

BANK LOANS – 0.97%
Credit Suisse Floating Rate High Income Fund Institutional Class	16,773	111,878
Eaton Vance Floating-Rate Advantage Fund Institutional Class	15,768	168,716

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Lord Abbett Floating Rate Fund R6 Class	12,606	$111,943
T. Rowe Price Institutional Floating Rate Fund	15,775	154,590
		547,127

BLEND BROAD MARKET – 2.38%
American Funds American Mutual Fund R6 Class	17,711	720,480
DFA US Core Equity 1 Portfolio Institutional Class	26,468	616,713
		1,337,193

BLEND LARGE CAP – 4.75%
DFA Enhanced US Large Company Portfolio Institutional Class	47,325	615,702
DFA US Large Company Portfolio Institutional Class	1,953	42,663
Fidelity 500 Index Fund Premium Class**	4,257	421,431
JPMorgan US Research Enhanced Equity Fund R6 Class	25,259	672,147
Schwab S&P 500 Index Fund Select Class	10,936	472,863
Vanguard Institutional Index Fund Institutional Class	1,760	451,278
		2,676,084

BLEND MID CAP – 0.40%
TIA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	4,842	56,603
Vanguard Extended Market Index Fund Admiral Class	1,948	170,560
		227,163

CONVERTIBLE – 2.56%
Franklin Convertible Securities Fund R6 Class**	66,241	1,440,073

EMERGING MARKET STOCK – 0.29%
JPMorgan Emerging Markets Equity Fund R6 Class	3,041	88,273
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	7,036	77,534
		165,807

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EMERGING MARKET BOND – 2.40%
TIAA-CREF Emerging Markets Debt Fund Institutional Class**	69,556	$672,606
Vanguard Emerging Markets Bond Fund Admiral Class	26,967	678,485
		1,351,091

FOREIGN AGGREGRATE – 2.85%
Columbia Strategic Income Fund I3 Class	140,977	821,899
Dodge & Cox Global Bond Fund	72,833	780,040
		1,601,939

FOREIGN BLEND – 1.47%
AB Global Core Equity Portfolio, Advisor Class	33,826	432,297
MFS Global New Discovery Fund R5 Class**	4,341	80,618
Vanguard Global Minimum Volatility Fund Admiral Class	4,163	113,816
Vanguard Total World Stock Index Fund Investor Class	6,764	201,904
		828,635

FOREIGN GROWTH – 1.60%
American Funds SmallCap World Fund F3 Class	1,078	58,876
DFA International Large Cap Growth Portfolio Institutional Class	58	725
Harbor Global Leaders Fund Institutional Class**	14,619	408,587
MFS International Growth Fund R6 Class	5,294	176,404
MFS International New Discovery Fund R6 Class	1,585	52,531
Oppenheimer International Small-Mid Company Fund Institutional Class	643	29,483
Vanguard International Growth Fund Admiral Class	1,899	172,848
		899,454

GENERAL CORPORATE BOND – 1.47%
JPMorgan Corporate Bond R6 Class**	85,370	827,234

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GOVERNMENT BOND – 1.00%
American Century Government Bond Fund R5 Class	51,974	$565,479

GROWTH BROAD MARKET – 0.71%
American Funds New Perspective Fund R6 Class	9,270	397,970

GROWTH LARGE CAP – 4.74%
AB FlexFee Large Cap Growth Portfolio Advisor Class	33,781	450,973
American Funds Growth Fund of America R6 Class	591	28,760
Franklin DynaTech Fund R6 Class	5,477	455,392
JPMorgan Large Cap Growth Fund R6 Class	11,160	454,096
T Rowe Price Blue Chip Growth Fund Institutional Class	2,620	292,593
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	16,312	517,590
Vanguard US Growth Fund Admiral Class	4,663	471,100
		2,670,504

GROWTH MID CAP – 0.23%
Janus Henderson Enterprise Fund Institutional Class	991	128,586

GROWTH SMALL CAP – 0.17%
JPMorgan Small Cap Growth Fund R6 Class	3,071	59,578
Vanguard Explorer Fund Admiral Class	399	36,502
		96,080

HIGH YIELD BOND – 3.34%
AB FlexFee High Yield Portfolio Advisor Class**	59,952	565,943
American Funds American High-Income Trust F3 Class	55,931	566,576
Vanguard High-Yield Corporate Fund Admiral Class	102,259	589,013
Virtus Seix Floating Rate High Income Fund R6 Class	18,439	157,100
		1,878,632

MORTGAGE – 2.96%
JPMorgan Mortgage-Backed Securities Fund R6 Class	149,184	1,663,402

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
SHORT TERM CORPORATE BOND – 2.95%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	76,748	$1,660,050

VALUE LARGE CAP – 3.13%
American Funds Washington Mutual Investors Fund R6 Class	15,620	705,066
JPMorgan Equity Income Fund R6 Class	41,435	724,291
Vanguard Value Index Fund Institutional Class	7,978	334,994
		1,764,351

VALUE MID CAP – 0.35%
Vanguard Mid-Cap Value Index Fund Admiral Class	3,578	199,893

TOTAL MUTUAL FUNDS – 67.01%
(Cost: $36,435,091)		37,725,350

MONEY MARKET FUNDS – 2.32%
Federated Institutional Prime Obligations Fund Institutional Class 2.55%*	748,587	748,812
Vanguard Treasury Money Market Fund Investor Class 2.36%*	555,528	555,528
(Cost: $1,304,340)		1,304,340

TOTAL INVESTMENTS – 100.47%
(Cost: $54,632,566)		56,555,431
Liabilities in excess of other assets – (0.47)%		(266,297)
NET ASSETS – 100.00%		$56,289,134

*Effective 7 day yield as of March 31, 2019.

**A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

SEMI-ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Portfolio Composition as of March 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	5.64%
Aggregate Bond	5.52%
International	4.18%
Mid Cap	3.17%
Corporate High Yield	3.00%
Government	2.81%
Mortgage	1.25%
Technology	1.03%
Broad Market	1.00%
Convertible Bond	0.99%
Small Cap	0.74%
Emerging Markets	0.28%
Mutual Funds:
Aggregate Bond	16.44%
Growth Large Cap	7.43%
Blend Large Cap	6.91%
Emerging Market Stock	4.17%
Value Large Cap	4.03%
Blend Broad Market	3.89%
High Yield Bond	3.28%
Foreign Aggregate	3.21%
Foreign Growth	3.16%
Convertible	3.00%
Foreign Blend	2.69%
Mortgage	2.63%
Growth Broad Market	1.28%
Blend Mid Cap	1.12%
General Corporate Bond	1.09%
Government Bond	1.00%
Value Mid Cap	0.84%
Bank Loans	0.83%
Short Term Corporate Bond	0.73%
Growth Mid Cap	0.59%
Growth Small Cap	0.48%
Blend Small Cap	0.05%
Money Market Funds	4.44%
102.90%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of InvestmentsMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 29.61%

AGGREGATE BOND – 5.52%
Invesco Ultra Short Duration ETF	693	$34,844
iShares Core Total USD Bond Market ETF	5,851	296,119
iShares International Aggregate Bond ETF	2,773	148,300
iShares Liquidity Income ETF	693	34,858
Vanguard Total International Bond ETF	2,693	150,189
		664,310

BROAD MARKET – 1.00%
Invesco Dow Jones Industrial Average Dividend ETF	3,311	120,304

CONVERTIBLE BOND – 0.99%
iShares Convertible Bond ETF	2,064	119,629

CORPORATE HIGH YIELD – 3.00%
Invesco BulletShares 2024 Corporate Bond ETF	5,711	118,389
iShares Short-Term Corporate Bond ETF	1,688	89,160
VanEck Vectors Investment Grade Floating Rate ETF	1,394	35,087
Xtrackers USD High Yield Corporate Bond ETF	2,386	118,608
		361,244

EMERGING MARKETS – 0.28%
Invesco BRIC ETF	916	33,680

GOVERNMENT – 2.81%
Schwab Short-Term U.S. Treasury ETF	1,747	87,682
Vanguard Long-Term Treasury ETF	1,155	89,813
Vanguard Short-Term Treasury ETF	1,158	69,966
Vanguard Extended Duration ETF	759	90,450
		337,911

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 4.18%
Cambria Foreign Shareholder Yield ETF	1,282	$29,883
Hartford Multifactor Developed Markets (ex-US) ETF	1,640	46,199
Invesco S&P International Developed Quality ETF	787	17,873
iShares Currency Hedged MSCI EAFE Small-Cap ETF	999	28,363
iShares International Select Dividend ETF	1,885	58,171
Schwab Fundamental International Large Company Index ETF	1,985	54,746
Schwab International Small-Cap Equity ETF	918	29,606
SPDR Portfolio Developed World ex-US ETF	1,656	48,372
Vanguard FTSE Developed Markets ETF	1,066	43,567
WisdomTree Dynamic Currency Hedged International Equity ETF	2,339	66,685
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	796	24,063
Xtrackers MSCI All World ex US Hedged Equity ETF	2,034	55,255
		502,783

LARGE CAP – 5.64%
Schwab US Dividend Equity ETF	2,918	152,553
Schwab U.S. Large-Cap ETF	1,794	121,292
SPDR Dow Jones Industrial Average ETF Trust	467	121,014
SPDR Portfolio S&P 500 High Dividend ETF	3,129	118,401
SPDR Russell 1000 Yield Focus ETF	614	42,573
SPDR Portfolio S&P 500 Growth ETF	3,305	122,979
		678,812

MID CAP – 3.17%
Invesco Russell MidCap Pure Growth ETF	1,525	86,269
iShares Morningstar Mid-Cap Growth ETF	160	37,646
iShares Russell Mid-Cap Growth ETF	273	37,038
Schwab U.S. Mid-Cap ETF	2,156	119,421
WisdomTree U.S. MidCap Dividend Fund ETF	2,813	100,677
		381,051

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MORTGAGE – 1.25%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	2,676	$69,108
Vanguard Mortgage-Backed Securities ETF	1,543	80,791
		149,899

SMALL CAP – 0.74%
Vanguard Russell 2000 Value ETF	166	17,332
Vanguard Small-Cap Value ETF	145	18,666
Vanguard Small-Cap ETF	196	29,949
WisdomTree U.S. SmallCap Dividend Fund ETF	849	23,381
		89,328
TECHNOLOGY – 1.03%
Invesco QQQ Trust Series I ETF	687	123,426

TOTAL EXCHANGE TRADED FUNDS – 29.61%
(Cost: $3,467,872)		3,562,377

MUTUAL FUNDS – 68.85%

AGGREGATE BOND – 16.44%
Baird Ultra Short Bond Fund Institutional Class	3,511	35,285
Baird Core Plus Bond Fund Institutional Class	28,595	318,551
JPMorgan Income Fund R6 Class	28,232	264,816
JPMorgan Limited Duration Bond Fund R6 Class	8,741	87,761
JPMorgan Unconstrained Debt Fund R6 Class	6,075	58,931
Lord Abbett Bond-Debenture Fund R6 Class	22,873	179,553
Lord Abbett Short Duration Income Fund R6 Class	27,930	117,027
PIMCO Low Duration Income Fund Institutional Class **	6,742	57,847
Putnam Fixed Income Absolute Return Fund Y Class	24,207	233,597
TIAA-CREF Bond Plus Fund Institutional Class	31,732	328,426
Vanguard Intermediate-Term Bond Index Fund Institutional Class	26,018	295,561
		1,977,355

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BANK LOANS – 0.83%
Credit Suisse Floating Rate High Income Fund Institutional Class	2,629	$17,532
Eaton Vance Floating-Rate Advantage Fund Institutional Class	2,788	29,832
T. Rowe Price Institutional Floating Rate Fund	5,363	52,553
		99,917

BLEND BROAD MARKET – 3.89%
American Funds American Mutual Fund R6 Class	5,902	240,107
DFA US Core Equity 1 Portfolio Institutional Class	9,761	227,433
		467,540

BLEND LARGE CAP – 6.91%
DFA Enhanced US Large Company Portfolio Institutional Class	17,440	226,892
DFA US Large Company Portfolio Institutional Class	335	7,329
Fidelity 500 Index Fund	1,233	122,087
JPMorgan US Research Enhanced Equity Fund R6 Class	8,522	226,768
Schwab S&P 500 Index Fund	2,804	121,259
Vanguard Institutional Index Fund Institutional Class	496	127,270
		831,605

BLEND MID CAP – 1.12%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	1,861	21,759
Vanguard Extended Market Index Fund Admiral Class	1,287	112,683
		134,442

BLEND SMALL CAP – 0.05%
Schwab Small-Cap Index Fund	222	6,252

CONVERTIBLE – 3.00%
Franklin Convertible Securities Fund R6 Class	16,612	361,147

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EMERGING MARKET STOCK – 4.17%
JPMorgan Emerging Markets Equity Fund R6 Class	1,477	$42,877
Payden Emerging Markets Bond Fund SI Class	8,849	117,609
TIAA-CREF Emerging Markets Debt Fund Institutional Class	15,387	148,789
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	3,835	42,260
Vanguard Emerging Markets Bond Fund Admiral Class	5,982	150,512
		502,047

FOREIGN AGGREGRATE – 3.21%
Columbia Strategic Income Fund I3 Class	35,564	207,336
Dodge & Cox Global Bond Fund	16,637	178,186
		385,522

FOREIGN BLEND – 2.69%
AB Global Core Equity Portfolio Advisor Class	11,683	149,306
DFA International Vector Equity Portfolio Institutional Class	484	5,506
MFS Global New Discovery Fund R5 Class	1,625	30,168
Schwab Fundamental International Large Company Index Fund	2,021	17,381
Vanguard Global Minimum Volatility Fund Admiral Class	1,682	45,993
Vanguard Total World Stock Index Fund Investor Class	2,499	74,583
		322,937

FOREIGN GROWTH – 3.16%
American Funds SmallCap World Fund F3 Class	782	42,707
DFA International Large Cap Growth Portfolio Institutional Class	1,474	18,412
Harbor Global Leaders Fund Institutional Class	3,480	97,256
MFS International Growth Fund R6 Class	2,448	81,558
MFS International New Discovery Fund R6 Class	1,096	36,303
Oppenheimer International Small-Mid Company Fund Institutional Class	504	23,119
Vanguard International Growth Fund Admiral Class	892	81,240
		380,595

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value

GENERAL CORPORATE BOND – 1.09%
JPMorgan Corporate Bond R6 Class	13,524	$131,048

GOVERNMENT BOND – 1.00%
American Century Government Bond Fund R5 Class	11,099	120,753

GROWTH BROAD MARKET – 1.28%
American Funds New Perspective Fund R6 Class	3,588	154,030

GROWTH LARGE CAP – 7.43%
AB FlexFee Large Cap Growth Portfolio Advisor Class	11,671	155,807
American Funds Growth Fund of America R6 Class	125	6,093
Franklin DynaTech Fund R6 Class	1,892	157,295
JPMorgan Large Cap Growth Fund R6 Class	3,854	156,834
T Rowe Price Blue Chip Growth Fund Institutional Class	1,247	139,215
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	3,862	122,546
Vanguard US Growth Fund Admiral Class	1,538	155,408
		893,198

GROWTH MID CAP – 0.59%
Janus Henderson Enterprise Fund Institutional Class	544	70,550

GROWTH SMALL CAP – 0.48%
JPMorgan Small Cap Growth Fund R6 Class	1,613	31,292
Vanguard Explorer Fund Admiral Shares	293	26,746
		58,038

HIGH YIELD BOND – 3.28%
AB FlexFee High Yield Portfolio Advisor Class	12,466	117,681
American Funds American High-Income Trust F3	11,642	117,931
Vanguard High-Yield Corporate Fund Admiral Fund	20,456	117,825
Virtus Seix Floating Rate High Income Fund R6 Class	4,844	41,269
		394,706

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MORTGAGE – 2.63%
JPMorgan Mortgage-Backed Securities Fund R6 Class	28,414	$316,814

SHORT TERM CORPORATE BOND – 0.73%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	4,074	88,119

VALUE LARGE CAP – 4.03%
American Funds Washington Mutual Investors Fund R6	5,317	240,021
JPMorgan Equity Income Fund R6 Class	5,425	94,834
Vanguard Value Index Fund Institutional Class	3,567	149,782
		484,637

VALUE MID CAP – 0.84%
Vanguard Mid-Cap Value Index Fund Admiral Class	1,809	101,061

TOTAL MUTUAL FUNDS – 68.85%
(Cost: $8,066,779)		8,282,313

MONEY MARKET FUNDS – 4.44%
Federated Institutional Prime Obligations Fund Institutional Class 2.55% *	417,070	417,210
Vanguard Treasury Money Market Fund Investor Class 2.36%*	116,152	116,152
(Cost: $533,362)		533,362

TOTAL INVESTMENTS – 102.90%
(Cost: $12,068,013)		12,378,052
Liabilities in excess of other assets – (2.90)%		(348,619)
NET ASSETS – 100.00%		$12,029,433

* Effective 7 day yield as of March 31, 2019.

**A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

SEMI-ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Portfolio Composition as of March 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	8.14%
International	4.97%
Mid Cap	4.73%
Aggregate Bond	3.01%
Corporate High Yield	2.56%
Government	1.68%
Technology	1.40%
Small Cap	1.39%
Broad Market	1.01%
Mortgage	0.89%
Emerging Markets	0.69%
Convertible Bond	0.54%
Thematic	0.40%
Health Care	0.25%
Mutual Funds:
Growth Large Cap	7.96%
Aggregate Bond	7.21%
Foreign Blend	7.12%
Foreign Growth	6.38%
Blend Large Cap	5.81%
Value Large Cap	5.60%
Mortgage	3.66%
Blend Broad Market	3.61%
Emerging Market Stock	3.61%
Growth Broad Market	2.77%
High Yield Bond	2.25%
Convertible	2.03%
Blend Mid Cap	1.75%
Foreign Aggregate	1.75%
Broad Market	1.59%
General Corporate Bond	1.01%
Growth Small Cap	0.96%
Government Bond	0.90%
Growth Mid Cap	0.55%
Bank Loans	0.40%
Short Term Corporate Bond	0.25%
Health Care	0.10%
Money Market Funds	1.02%
99.95%

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of InvestmentsMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 31.66%

AGGREGATE BOND – 3.01%
iShares Core Total USD Bond Market ETF	41,411	$ 2,095,811
iShares International Aggregate Bond ETF	28,763	1,538,245
Vanguard Total International Bond ETF	27,641	1,541,539
		5,175,595

BROAD MARKET – 1.01%
Invesco Dow Jones Industrial Average Dividend ETF**	48,002	1,744,133

CONVERTIBLE BOND – 0.54%
iShares Convertible Bond ETF	16,015	928,229

CORPORATE HIGH YIELD – 2.56%
Invesco BulletShares 2024 Corporate Bond ETF	65,085	1,349,212
iShares Short-Term Corporate Bond ETF	6,551	346,024
SPDR Portfolio Developed World ex-US ETF	22,875	668,179
WisdomTree Interest Rate Hedged High Yield Bond Fund ETF	51,220	1,190,353
Xtrackers USD High Yield Corporate Bond ETF	17,107	850,389
		4,404,157

EMERGING MARKETS – 0.69%
Invesco BRIC ETF**	32,407	1,191,550

GOVERNMENT – 1.68%
Schwab Short-Term U.S. Treasury ETF	5,249	263,447
Vanguard Extended Duration Treasury ETF	11,023	1,313,611
Vanguard Long-Term Treasury ETF	16,944	1,317,565
		2,894,623

HEALTHCARE – 0.25%
iShares U.S. Medical Devices ETF	1,851	428,562

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 4.97%
Cambria Foreign Shareholder Yield ETF**	32,521	$758,065
Hartford Multifactor Developed Markets (ex-US) ETF	23,776	669,770
Invesco S&P International Developed Quality ETF	11,135	252,880
iShares Currency Hedged MSCI EAFE Small-Cap ETF**	26,788	760,535
iShares International Select Dividend ETF	33,349	1,029,150
Schwab Fundamental International Large Company Index ETF	22,990	634,064
Schwab International Small-Cap Equity ETF	22,230	716,918
Vanguard FTSE Developed Markets ETF	16,226	663,157
WisdomTree Dynamic Currency Hedged International Equity ETF	36,765	1,048,170
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF**	25,476	770,139
Xtrackers MSCI All World ex US Hedged Equity ETF**	46,277	1,257,156
		8,560,004

LARGE CAP – 8.14%
Schwab US Dividend Equity ETF	50,589	2,644,793
Schwab U.S. Large-Cap ETF	45,569	3,080,920
SPDR Dow Jones Industrial Average ETF Trust	6,744	1,747,573
SPDR Portfolio S&P 500 Growth ETF	95,978	3,571,341
SPDR Portfolio S&P 500 High Dividend ETF	45,520	1,722,477
SPDR Russell 1000 Yield Focus ETF	17,862	1,238,508
		14,005,612

MID CAP – 4.73%
Invesco Russell MidCap Pure Growth ETF	40,054	2,265,855
iShares Morningstar Mid-Cap Growth ETF	3,762	885,142
iShares Russell Mid-Cap Growth ETF	6,412	869,916
Schwab U.S. Mid-Cap ETF	32,270	1,787,435
WisdomTree U.S. MidCap Dividend Fund ETF	64,914	2,323,272
		8,131,620

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MORTGAGE – 0.89%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	29,177	$753,496
Vanguard Mortgage-Backed Securities ETF	14,864	778,279
		1,531,775

SMALL CAP – 1.39%
Vanguard Small-Cap ETF	5,068	774,390
Vanguard Small-Cap Value ETF	6,610	850,905
WisdomTree U.S. SmallCap Dividend Fund ETF	27,757	764,428
		2,389,723

TECHNOLOGY – 1.40%
Invesco QQQ Trust Series I ETF	9,902	1,778,993
iShares Expanded Tech-Software Sector ETF	1,254	264,368
iShares U.S. Technology ETF	983	187,360
Vanguard Information Technology ETF	875	175,551
		2,406,272

THEMATIC – 0.40%
Global X Health & Wellness Thematic ETF**	35,205	684,033

TOTAL EXCHANGE TRADED FUNDS – 31.66%
(Cost: $51,426,114)		54,475,888

MUTUAL FUNDS – 67.27%

AGGREGATE BOND – 7.21%
Baird Core Plus Bond Fund Institutional Class	310,577	3,459,823
John Hancock Bond Fund R6 Class	166,085	2,605,879
JPMorgan Income Fund R6 Class**	254,111	2,383,561
JPMorgan Unconstrained Debt Fund R6 Class	53,001	514,114
Lord Abbett Bond-Debenture Fund R6 Class**	221,569	1,739,319
PIMCO Low Duration Income Fund Institutional Class**	30,219	259,276
Putnam Fixed Income Absolute Return Fund Y Class	149,076	1,438,580
		12,400,552

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BANK LOANS – 0.40%
Credit Suisse Floating Rate High Income Fund Institutional Class	38,417	$256,245
Lord Abbett Floating Rate Fund R6 Class	18,717	166,204
T. Rowe Price Institutional Floating Rate Fund Institutional Class	26,225	257,010
		679,459

BLEND BROAD MARKET – 3.61%
American Funds American Mutual Fund R6 Class	85,811	3,490,811
DFA US Core Equity 1 Portfolio Institutional Class	117,029	2,726,765
		6,217,576

BLEND LARGE CAP – 5.81%
DFA US Large Company Portfolio Institutional Class	4,890	106,848
Fidelity 500 Index Fund Premium Class**	17,891	1,771,012
JPMorgan US Research Enhanced Equity Fund R6 Class	102,208	2,719,762
Schwab S&P 500 Index Fund Select Class	71,810	3,105,055
Vanguard Institutional Index Fund Institutional Class	8,957	2,296,396
		9,999,073

BLEND MID CAP – 1.75%
Vanguard Extended Market Index Fund Admiral Class	25,295	2,214,554
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class**	68,310	798,538
		3,013,092

BROAD MARKET – 1.59%
DFA Enhanced US Large Company Portfolio Institutional Class	210,650	2,740,558

CONVERTIBLE – 2.03%
Franklin Convertible Securities Fund R6 Class**	161,005	3,500,255

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EMERGING MARKET STOCK – 3.61%
JPMorgan Emerging Markets Equity Fund R6 Class	41,130	$1,194,011
Payden Emerging Markets Bond Fund SI Class	78,120	1,038,213
TIAA-CREF Emerging Markets Debt Fund Institutional Class**	140,299	1,356,695
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	105,606	1,163,778
Vanguard Emerging Markets Bond Fund Admiral Class**	58,000	1,459,269
		6,211,966

FOREIGN AGGREGRATE – 1.75%
Columbia Strategic Income Fund I3 Class	248,575	1,449,190
Dodge & Cox Global Bond Fund	121,787	1,304,341
Lord Abbett Short Duration Fund R6 Class	61,246	256,620
		3,010,151

FOREIGN BLEND – 7.12%
AB Global Core Equity Portfolio Advisor Class	373,654	4,775,302
MFS Global New Discovery Fund R5 Class**	85,015	1,578,731
Schwab Fundamental International Large Company Index Fund Institutional Class	73,316	630,519
Vanguard Global Minimum Volatility Fund Admiral Class	57,597	1,574,706
Vanguard Total World Stock Index Fund Investor Class	123,496	3,686,342
		12,245,600

FOREIGN GROWTH – 6.38%
American Funds SMALLCAP World Fund F3 Class	29,301	1,599,809
DFA International Large Cap Growth Portfolio Institutional Class	19,837	247,763
Harbor Global Leaders Fund Institutional Class**	176,160	4,923,684
MFS International Growth Fund R6 Class	41,221	1,373,480
MFS International New Discovery Fund R6 Class	23,459	777,439
Oppenheimer International Small-Mid Company Fund Institutional Class	15,251	699,395
Vanguard International Growth Fund Admiral Class	14,850	1,351,920
		10,973,490

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GENERAL CORPORATE BOND – 1.01%
JPMorgan Corporate Bond R6 Class**	180,036	$ 1,744,549

GOVERNMENT BOND – 0.90%
American Century Government Bond Fund R5 Class	143,040	1,556,277

GROWTH BROAD MARKET – 2.77%
American Funds New Perspective Fund R6 Class	111,046	4,767,209

GROWTH LARGE CAP – 7.96%
AB FlexFee Large Cap Growth Portfolio Advisor Class**	159,953	2,135,378
American Funds Growth Fund of America R6 Class	1,832	89,163
Franklin DynaTech Fund R6 Class	25,928	2,155,618
JPMorgan Large Cap Growth Fund R6 Class	65,955	2,683,721
T. Rowe Price Blue Chip Growth Fund Institutional Class	16,375	1,828,893
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	83,332	2,644,130
Vanguard US Growth Fund Admiral Class	21,380	2,159,777
		13,696,680

GROWTH MID CAP – 0.55%
Janus Henderson Enterprise Fund Institutional Class	7,221	937,133

GROWTH SMALL CAP – 0.96%
JPMorgan Small Cap Growth Fund R6 Class	47,863	928,535
Vanguard Explorer Fund Admiral Class	7,881	720,448
		1,648,983

HEALTHCARE – 0.10%
T. Rowe Price Health Sciences Fund Institutional Class	2,273	175,948

HIGH YIELD BOND – 2.25%
AB FlexFee High Yield Portfolio Advisor Class**	91,353	862,376
American Funds American High-Income Trust F3 Class	85,244	863,517
Vanguard High-Yield Corporate Fund Admiral Class	312,688	1,801,083

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Virtus Seix Floating Rate High Income Fund R6 Class	40,291	$343,276
		3,870,252

MORTGAGE – 3.66%
JPMorgan Mortgage-Backed Securities Fund R6 Class	565,442	6,304,673

SHORT TERM CORPORATE BOND – 0.25%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	19,500	421,790

VALUE LARGE CAP – 5.60%
American Funds Washington Mutual Investors Fund R6 Class	81,594	3,683,175
JPMorgan Equity Income Fund R6 Class	85,050	1,486,681
Vanguard Value Index Fund Institutional Class	72,804	3,057,050
Vanguard Mid-Cap Value Index Fund Admiral Class	25,065	1,400,379
		9,627,285

TOTAL MUTUAL FUNDS – 67.27%
(Cost: $110,362,617)		115,742,551

MONEY MARKET FUNDS – 1.02%
Federated Institutional Prime Obligations Fund Institutional Class 2.55%*	76,439	76,462
Vanguard Treasury Money Market Fund Investor Class 2.36%*	1,684,654	1,684,654
(Cost: $1,761,116)		1,761,116

TOTAL INVESTMENTS – 99.95%
(Cost: $163,549,847)		171,979,555
Other assets, net of liabilities – 0.05%		76,446
NET ASSETS – 100.00%		$ 172,056,001

*Effective 7 day yield as of March 31, 2019.

**A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

SEMI-ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Portfolio Composition as of March 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	8.14%
International	7.51%
Mid Cap	6.38%
Aggregate Bond	2.17%
Small Cap	2.12%
Technology	1.87%
Thematic	1.38%
Government	1.19%
Emerging Markets	1.08%
Corporate High Yield	1.01%
Broad Market	0.99%
Health Care	0.54%
Mortgage	0.48%
Convertible Bond	0.38%
Mutual Funds:
Foreign Blend	10.33%
Foreign Growth	8.87%
Growth Large Cap	7.48%
Blend Large Cap	7.28%
Value Large Cap	4.81%
Aggregate Bond	3.94%
Growth Broad Market	3.62%
Blend Broad Market	3.55%
Emerging Market Stock	3.39%
Blend Mid Cap	1.59%
Growth Small Cap	1.45%
Value Mid Cap	1.08%
High Yield Bond	0.96%
Convertible	0.92%
Foreign Aggregate	0.81%
Growth Mid Cap	0.80%
Mortgage	0.72%
General Corporate Bond	0.49%
Government Bond	0.39%
Health Care	0.31%
Money Market Funds	1.92%
99.95%

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of InvestmentsMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 35.24%

AGGREGATE BOND – 2.17%
iShares Core Total USD Bond Market ETF	55,038	$ 2,785,473
iShares International Aggregate Bond ETF	21,273	1,137,680
Vanguard Total International Bond ETF	20,358	1,135,366
		5,058,519

BROAD MARKET – 0.99%
Invesco Dow Jones Industrial Average Dividend ETF**	63,616	2,311,462

CONVERTIBLE BOND – 0.38%
iShares Convertible Bond ETF	15,428	894,207

CORPORATE HIGH YIELD – 1.01%
Invesco BulletShares 2024 Corporate Bond ETF	42,823	887,721
WisdomTree Interest Rate Hedged High Yield Bond Fund ETF	28,574	664,060
Xtrackers USD High Yield Corporate Bond ETF	16,049	797,796
		2,349,577

EMERGING MARKETS – 1.08%
Invesco BRIC ETF**	68,293	2,511,018

GOVERNMENT – 1.19%
Vanguard Extended Duration Treasury ETF	9,766	1,163,814
Vanguard Long-Term Treasury ETF	20,753	1,613,753
		2,777,567

HEALTHCARE – 0.54%
iShares U.S. Medical Devices ETF	5,415	1,253,735

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INTERNATIONAL – 7.51%
Cambria Foreign Shareholder Yield ETF**	77,922	$1,816,362
Hartford Multifactor Developed Markets (ex-US) ETF	41,624	1,172,548
Invesco S&P International Developed Quality ETF	14,981	340,225
iShares Currency Hedged MSCI EAFE Small-Cap ETF**	61,565	1,747,886
iShares International Select Dividend ETF	65,100	2,008,986
Schwab Fundamental International Large Company Index ETF	33,321	918,993
Schwab International Small-Cap Equity ETF	53,901	1,738,307
SPDR Portfolio Developed World ex-US ETF	40,195	1,174,096
Vanguard FTSE Developed Markets ETF	28,622	1,169,781
WisdomTree Dynamic Currency Hedged International Equity ETF	60,592	1,727,478
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF**	56,784	1,716,580
Xtrackers MSCI All World ex US Hedged Equity ETF**	73,024	1,983,763
		17,515,005

LARGE CAP – 8.14%
Schwab US Dividend Equity ETF	55,441	2,898,455
Schwab U.S. Large-Cap ETF	60,003	4,056,803
SPDR Dow Jones Industrial Average ETF Trust	8,160	2,114,501
SPDR Portfolio S&P 500 Growth ETF	143,066	5,323,486
SPDR Portfolio S&P 500 High Dividend ETF	59,763	2,261,432
SPDR Russell 1000 Yield Focus ETF	33,896	2,350,267
		19,004,944

MID CAP – 6.38%
Invesco Russell MidCap Pure Growth ETF	60,347	3,413,830
iShares Morningstar Mid-Cap Growth ETF	5,476	1,288,420
iShares Russell Mid-Cap Growth ETF	10,232	1,388,175
Schwab U.S. Mid-Cap ETF	103,350	5,724,557
WisdomTree U.S. MidCap Dividend Fund ETF	85,717	3,067,811
		14,882,793

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MORTGAGE – 0.48%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	20,981	$ 541,834
Vanguard Mortgage-Backed Securities ETF	10,873	569,310
		1,111,144

SMALL CAP – 2.12%
SPDR S&P 600 Small Cap Value ETF	180	10,854
Vanguard Small-Cap ETF	10,415	1,591,412
Vanguard Small-Cap Value ETF	13,085	1,684,432
WisdomTree U.S. SmallCap Dividend Fund ETF	59,978	1,651,794
		4,938,492

TECHNOLOGY – 1.87%
Invesco QQQ Trust Series I ETF	13,147	2,361,990
iShares Expanded Tech-Software Sector ETF	2,659	560,570
iShares U.S. Technology ETF	2,558	487,555
Vanguard Information Technology ETF	4,783	959,613
		4,369,728

THEMATIC – 1.38%
Global X Health & Wellness Thematic ETF**	166,297	3,231,151

TOTAL EXCHANGE TRADED FUNDS – 35.24%
(Cost: $76,684,514)		82,209,342

MUTUAL FUNDS – 62.79%

AGGREGATE BOND – 3.94%
Baird Core Plus Bond Fund Institutional Class	153,969	1,715,214
John Hancock Bond Fund R6 Class	102,074	1,601,539
JPMorgan Income Fund R6 Class**	298,693	2,801,744
JPMorgan Unconstrained Debt Fund R6 Class	34,902	338,547
Putnam Fixed Income Absolute Return Fund Y Class	106,954	1,032,103
TIAA-CREF Bond Plus Fund Institutional Class	165,279	1,710,639
		9,199,786

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND BROAD MARKET – 3.55%
American Funds American Mutual Fund R6 Class	113,037	$4,598,342
DFA US Core Equity 1 Portfolio Institutional Class	158,112	3,684,013
		8,282,355

BLEND LARGE CAP – 7.28%
DFA Enhanced US Large Company Portfolio Institutional Class**	284,483	3,701,123
DFA US Large Company Portfolio Institutional Class	6,639	145,067
Fidelity 500 Index Fund Premium Class**	23,995	2,375,296
JPMorgan US Research Enhanced Equity Fund R6 Class	138,882	3,695,645
Schwab S&P 500 Index Fund Select Class	93,877	4,059,222
Vanguard Institutional Index Fund Institutional Class	11,732	3,007,724
		16,984,077

BLEND MID CAP – 1.59%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class**	146,739	1,715,380
Vanguard Extended Market Index Fund Admiral Class	22,881	2,003,275
		3,718,655

CONVERTIBLE – 0.92%
Franklin Convertible Securities Fund R6 Class**	98,749	2,146,801

EMERGING MARKET STOCK – 3.39%
JPMorgan Emerging Markets Equity Fund R6 Class	89,959	2,611,513
Payden Emerging Markets Bond Fund, SI Class	60,023	797,704
TIAA-CREF Emerging Markets Debt Fund Institutional Class**	102,084	987,155
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	233,819	2,576,680
Vanguard Emerging Markets Bond Fund Admiral Class**	36,898	928,347
		7,901,399

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN AGGREGRATE – 0.81%
Columbia Strategic Income Fund I3 Class	194,021	$1,131,140
Dodge & Cox Global Bond Fund	70,580	755,910
		1,887,050

FOREIGN BLEND – 10.33%
AB Global Core Equity Portfolio Advisor Class**	635,442	8,120,943
MFS Global New Discovery Fund R5 Class**	192,893	3,582,017
Schwab Fundamental International Large Company Index Fund Institutional Class	111,788	961,377
Vanguard Global Minimum Volatility Fund Admiral Class	130,515	3,568,283
Vanguard Total World Stock Index Fund Investor Class	263,359	7,861,257
		24,093,877

FOREIGN GROWTH – 8.87%
American Funds SMALLCAP World Fund F3 Class	66,492	3,630,458
DFA International Large Cap Growth Portfolio Institutional Class	26,080	325,736
Harbor Global Leaders Fund Institutional Class**	300,450	8,397,581
MFS International Growth Fund R6 Class	71,003	2,365,823
MFS International New Discovery Fund R6 Class	80,484	2,667,249
Oppenheimer International Small-Mid Company Fund Institutional Class	18,461	846,636
Vanguard International Growth Fund Admiral Class	27,056	2,463,181
		20,696,664

GENERAL CORPORATE BOND – 0.49%
JPMorgan Corporate Bond R6 Class**	118,546	1,148,709

GOVERNMENT BOND – 0.39%
American Century Government Bond Fund R5 Class	83,721	910,884

GROWTH BROAD MARKET – 3.62%
American Funds New Perspective Fund R6 Class	197,072	8,460,297

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH LARGE CAP – 7.48%
AB FlexFee Large Cap Growth Portfolio Advisor Class**	216,342	$2,888,166
American Funds Growth Fund of America R6 Class	2,498	121,607
Franklin DynaTech Fund R6 Class	35,855	2,981,021
JPMorgan Large Cap Growth Fund R6 Class	72,412	2,946,463
T. Rowe Price Blue Chip Growth Fund Institutional Class	23,887	2,667,933
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	93,438	2,964,801
Vanguard US Growth Fund Admiral Class	28,573	2,886,418
		17,456,409

GROWTH MID CAP – 0.80%
Janus Henderson Enterprise Fund Institutional Class	14,362	1,863,768

GROWTH SMALL CAP – 1.45%
JPMorgan Small Cap Growth Fund R6 Class	101,887	1,976,604
Vanguard Explorer Fund Admiral Class	15,367	1,404,808
		3,381,412

HEALTHCARE – 0.31%
T. Rowe Price Health Sciences Fund Institutional Class	9,210	712,930

HIGH YIELD BOND – 0.96%
AB FlexFee High Yield Portfolio Advisor Class**	84,225	795,080
American Funds American High-Income Trust F3 Class	62,874	636,916
Vanguard High-Yield Corporate Fund Admiral Class	138,461	797,533
		2,229,529

MORTGAGE – 0.72%
JPMorgan Mortgage-Backed Securities Fund R6 Class	150,414	1,677,118

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
VALUE LARGE CAP – 4.81%
American Funds Washington Mutual Investors Fund R6 Class	102,647	$4,633,484
JPMorgan Equity Income Fund R6 Class	112,039	1,958,436
Vanguard Value Index Fund Institutional Class	110,002	4,618,983
		11,210,903

VALUE MID CAP – 1.08%
Vanguard Mid-Cap Value Index Fund Admiral Class	44,999	2,514,097

TOTAL MUTUAL FUNDS – 62.79%
(Cost: $138,735,400)		146,476,720

MONEY MARKET FUNDS – 1.92%
Federated Institutional Prime Obligations Fund Institutional Class 2.55%*	2,257,127	2,257,805
Vanguard Treasury Money Market Fund Investor Class 2.36%*	2,226,235	2,226,235
(Cost: $4,484,039)		4,484,040

TOTAL INVESTMENTS – 99.95%
(Cost: $219,903,953)		233,170,102
Other assets, net of liabilities – 0.05%		125,924
NET ASSETS – 100.00%		$233,296,026

*Effective 7 day yield as of March 31, 2019.

**A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

SEMI-ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Portfolio Composition as of March 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
International	10.27%
Large Cap	7.03%
Mid Cap	6.81%
Technology	3.12%
Small Cap	2.99%
Thematic	1.80%
Emerging Markets	1.58%
Health Care	1.39%
Broad Market	0.79%
Aggregate Bond	0.15%
Government	0.10%
Corporate High Yield	0.05%
Mortgage	0.05%
Mutual Funds:
Foreign Blend	13.92%
Foreign Growth	11.83%
Blend Large Cap	6.74%
Growth Large Cap	6.34%
Growth Broad Market	5.34%
Value Large Cap	4.51%
Emerging Market Stock	3.44%
Blend Broad Market	3.12%
Blend Mid Cap	2.38%
Growth Small Cap	2.05%
Value Mid Cap	1.15%
Growth Mid Cap	0.90%
Health Care	0.57%
Aggregate Bond	0.12%
Convertible	0.12%
High Yield Bond	0.11%
Mortgage	0.10%
Foreign Aggregate	0.06%
Money Market Funds	0.97%
99.90%

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of InvestmentsMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 36.13%

AGGREGATE BOND – 0.15%
iShares Core Total USD Bond Market ETF	1,668	$ 84,417
iShares International Aggregate Bond ETF	915	48,934
		133,351
BROAD MARKET – 0.79%
Invesco Dow Jones Industrial Average Dividend ETF**	19,428	705,909

CORPORATE HIGH YIELD – 0.05%
Invesco BulletShares 2024 Corporate Bond ETF	2,063	42,766

EMERGING MARKETS – 1.58%
Invesco BRIC ETF**	38,168	1,403,372

GOVERNMENT – 0.10%
Vanguard Extended Duration Treasury ETF	762	90,808

HEALTH CARE – 1.39%
iShares U.S. Medical Devices ETF	5,334	1,234,981

INTERNATIONAL – 10.27%
Cambria Foreign Shareholder Yield ETF**	47,156	1,099,206
Hartford Multifactor Developed Markets (ex-US) ETF	15,418	434,325
Invesco S&P International Developed Quality ETF	5,647	128,246
iShares Currency Hedged MSCI EAFE Small-Cap ETF**	37,560	1,066,362
iShares International Select Dividend ETF	33,716	1,040,476
Schwab Fundamental International Large Company Index ETF	12,597	347,425
Schwab International Small-Cap Equity ETF	32,751	1,056,220
SPDR Portfolio Developed World ex-US ETF	22,563	659,065
Vanguard FTSE Developed Markets ETF	15,995	653,716
WisdomTree Dynamic Currency Hedged International Equity ETF	28,562	814,303

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF**	37,341	$1,128,818
Xtrackers MSCI All World ex US Hedged Equity ETF	26,087	708,677
		9,136,839

LARGE CAP – 7.03%
Schwab US Dividend Equity ETF	13,590	710,485
Schwab U.S. Large-Cap ETF	19,690	1,331,241
SPDR Dow Jones Industrial Average ETF Trust	2,652	687,213
SPDR Portfolio S&P 500 Growth ETF	48,866	1,818,304
SPDR Portfolio S&P 500 High Dividend ETF	18,484	699,435
SPDR Russell 1000 Yield Focus ETF	14,530	1,007,475
		6,254,153

MID CAP – 6.81%
Invesco Russell MidCap Pure Growth ETF	21,903	1,239,053
iShares Morningstar Mid-Cap Growth ETF	2,896	681,385
iShares Russell Mid-Cap Growth ETF	4,944	670,752
Schwab U.S. Mid-Cap ETF	39,696	2,198,761
WisdomTree U.S. MidCap Dividend Fund ETF	35,388	1,266,537
		6,056,488

MORTGAGE – 0.05%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	1,624	41,940

SMALL CAP – 2.99%
Vanguard Small-Cap ETF	5,985	914,508
Vanguard Small-Cap Value ETF	6,780	872,789
WisdomTree U.S. SmallCap Dividend Fund ETF	31,529	868,309
		2,655,606

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
TECHNOLOGY – 3.12%
Invesco QQQ Trust Series I ETF	5,454	$ 979,866
iShares Expanded Tech-Software Sector ETF	2,392	504,281
iShares U.S. Technology ETF	2,889	550,643
Vanguard Information Technology ETF	3,708	743,936
		2,778,726

THEMATIC – 1.80%
Global X Health & Wellness Thematic ETF**	82,195	1,597,049

TOTAL EXCHANGE TRADED FUNDS – 36.13%
(Cost: $30,148,817)		32,131,988

MUTUAL FUNDS – 62.80%

AGGREGATE BOND – 0.12%
JPMorgan Income Fund R6 Class	2,706	25,383
Putnam Fixed Income Absolute Return Fund Y Class	8,445	81,499
		106,882

BLEND BROAD MARKET – 3.12%
American Funds American Mutual Fund R6 Class	37,930	1,542,982
DFA US Core Equity 1 Portfolio Institutional Class	52,821	1,230,737
		2,773,719

BLEND LARGE CAP – 6.74%
DFA Enhanced US Large Company Portfolio Institutional Class	95,296	1,239,798
DFA US Large Company Portfolio Institutional Class	2,482	54,233
Fidelity 500 Index Fund Premium Class**	10,336	1,023,167
JPMorgan US Research Enhanced Equity Fund R6 Class	46,494	1,237,218
Schwab S&P 500 Index Fund Select Class	30,765	1,330,284
Vanguard Institutional Index Fund Institutional Class	4,316	1,106,427
		5,991,127

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND MID CAP – 2.38%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class**	77,907	$ 910,736
Vanguard Extended Market Index Fund Admiral Class	13,784	1,206,770
		2,117,506

CONVERTIBLE – 0.12%
Franklin Convertible Securities Fund R6 Class	4,879	106,061

EMERGING MARKET STOCK – 3.44%
JPMorgan Emerging Markets Equity Fund R6 Class	51,955	1,508,267
TIAA-CREF Emerging Markets Debt Fund Institutional Class	10,772	104,170
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	131,127	1,445,024
		3,057,461

FOREIGN AGGREGRATE – 0.06%
Dodge & Cox Global Bond Fund	4,938	52,886

FOREIGN BLEND – 13.92%
AB Global Core Equity Portfolio Advisor Class	291,675	3,727,611
MFS Global New Discovery Fund R5 Class**	124,745	2,316,522
Schwab Fundamental International Large Company Index Fund	45,224	388,923
Vanguard Global Minimum Volatility Fund Admiral Class	84,394	2,307,342
Vanguard Total World Stock Index Fund Investor Class	121,923	3,639,400
		12,379,798

FOREIGN GROWTH – 11.83%
American Funds SmallCap World Fund F3 Class	42,704	2,331,652
DFA International Large Cap Growth Portfolio Institutional Class	9,551	119,291
Harbor Global Leaders Fund Institutional Class**	137,583	3,845,442
MFS International Growth Fund R6 Class	32,355	1,078,068
MFS International New Discovery Fund R6 Class	37,791	1,252,389

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Oppenheimer International Small-Mid Company Fund Institutional Class	18,080	$ 829,171
Vanguard International Growth Fund Admiral Class	11,730	1,067,932
		10,523,945

GROWTH BROAD MARKET – 5.34%
American Funds New Perspective Fund R6 Class	110,517	4,744,509

GROWTH LARGE CAP – 6.34%
AB FlexFee Large Cap Growth Portfolio Advisor Class	72,414	966,721
American Funds Growth Fund of America R6 Class	949	46,213
Franklin DynaTech Fund R6 Class	11,699	972,652
JPMorgan Large Cap Growth Fund R6 Class	23,908	972,805
T. Rowe Price Blue Chip Growth Fund Institutional Class	6,314	705,197
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	30,748	975,632
Vanguard US Growth Fund Admiral Class	9,849	994,917
		5,634,137

GROWTH MID CAP – 0.90%
Janus Henderson Enterprise Fund Institutional Class	6,185	802,623

GROWTH SMALL CAP – 2.05%
JPMorgan Small Cap Growth Fund R6 Class	54,341	1,054,219
Vanguard Explorer Fund Admiral Class	8,413	769,155
		1,823,374

HEALTH CARE – 0.57%
T. Rowe Price Health Sciences Fund Institutional Class	6,567	508,338

HIGH YIELD BOND – 0.11%
AB FlexFee High Yield Portfolio Advisor Class	5,551	52,398
Vanguard High-Yield Corporate Fund Admiral Class	8,592	49,488
		101,886

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedMarch 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MORTGAGE – 0.10%
JPMorgan Mortgage-Backed Securities Fund R6 Class	7,850	$87,527

VALUE LARGE CAP – 4.51%
American Funds Washington Mutual Investors Fund R6 Class	34,893	1,575,091
JPMorgan Equity Income Fund R6 Class	42,933	750,466
Vanguard Value Index Fund Institutional Class	40,196	1,687,824
		4,013,381

VALUE MID CAP – 1.15%
Vanguard Mid-Cap Value Index Fund Admiral Class	18,304	1,022,672

TOTAL MUTUAL FUNDS – 62.80%
(Cost: $53,098,340)		55,847,832

MONEY MARKET FUNDS – 0.97%
Federated Institutional Prime Obligations Fund Institutional Class 2.55%*	4,956	4,957
Vanguard Treasury Money Market Fund Investor Class 2.36%*	854,604	854,604
(Cost: $859,561)		859,561

TOTAL INVESTMENTS – 99.90%
(Cost: $84,106,718)		88,839,381
Other assets, net of liabilities – 0.10%		90,962
NET ASSETS - 100.00%		$88,930,343

*Effective 7 day yield as of March 31, 2019.

**A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Assets and Liabilities

THE E-Valuator FUNDS
March 31, 2019 (unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
ASSETS
Investments at value* (Note 1)	$14,941,453	$56,555,431	$12,378,052	$171,979,555	$233,170,102	$88,839,381
Receivable for capital stock sold	4,849	16,604	25,694	51,401	53,896	70,149
Dividends and interest receivable	23,076	58,523	9,500	87,132	87,045	24,583
Due from advisor	2,417	—	—	—	—	—
Prepaid expenses	11,908	30,510	17,141	55,665	85,813	37,440
TOTAL ASSETS	14,983,703	56,661,068	12,430,387	172,173,753	233,396,856	88,971,553
LIABILITIES
Payable for securities purchased	270,936	314,082	399,074	—	—	—
Payable for capital stock redeemed	4	24,581	129	30,427	18,868	12,243
Accrued investment advisory fees	—	18,138	404	54,884	59,382	17,982
Accrued 12b-1 fees	6,122	12,659	406	23,589	11,270	5,896
Accrued administration, transfer agent and accounting fees	875	1,652	542	6,292	9,550	4,285
Other accrued expenses	236	822	399	2,560	1,760	804
TOTAL LIABILITIES	278,173	371,934	400,954	117,752	100,830	41,210
NET ASSETS	$14,705,530	$56,289,134	$12,029,433	$172,056,001	$233,296,026	$88,930,343
Net Assets Consist of:
Paid In Capital	$14,826,133	$55,877,647	$12,286,680	$169,606,361	$231,115,673	$88,770,042
Distributable Earnings	(120,603)	411,487	(257,247)	2,449,640	2,180,353	160,301
Net Assets	$14,705,530	$56,289,134	$12,029,433	$172,056,001	$233,296,026	$88,930,343
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Service Class Shares:
Net Assets	$ 8,424,490	$44,471,117	$11,051,216	$145,232,025	$210,880,871	$78,771,497
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	846,111	4,399,326	1,138,437	14,088,801	20,538,174	7,335,259
Net Asset Value, Offering and Redemption Price Per Share	$9.96	$10.11	$ 9.71	$ 10.31	$10.27	$10.74
R4 Class Shares:
Net Assets	$ 6,281,040	$11,818,017	$978,217	$26,823,976	$ 22,415,155	$10,158,846
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	624,607	1,164,220	99,489	2,595,390	2,173,460	944,072
Net Asset Value, Offering and Redemption Price Per Share	$ 10.06	$10.15	$ 9.83	$ 10.34	$10.31	$10.76
*Identified cost of	$14,620,943	$54,632,566	$12,068,013	$163,549,847	$219,903,953	$84,106,718

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Operations

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
INVESTMENT INCOME
Dividends	$294,667	$1,158,032	$201,055	$2,609,381	$3,224,842	$997,402
Interest	3,048	11,373	3,757	33,762	57,575	24,238
Total investment income	297,715	1,169,405	204,812	2,643,143	3,282,417	1,021,640
EXPENSES
Contractual Investment advisory fees (Note 2)	33,107	127,139	27,291	368,125	503,601	184,052
12b-1 fees R4 Class (Note 2)	7,033	14,095	1,207	30,681	26,606	12,228
Recordkeeping and administrative services (Note 2)	2,972	10,893	2,565	31,945	44,192	16,119
Accounting fees (Note 2)	2,170	7,731	1,625	22,551	31,082	11,385
Custodian fees	4,916	9,975	2,521	19,412	22,430	11,995
Transfer agent fees (Note 2)	1,788	5,442	1,081	15,137	20,221	8,174
Professional fees	3,659	13,444	6,574	35,806	49,046	18,224
Filing and registration fees	5,708	5,565	4,820	9,072	8,913	6,980
Trustee fees	457	1,933	610	5,336	7,302	2,148
Compliance fees	562	2,015	450	6,011	8,327	3,005
Insurance fees	1,439	1,489	1,382	2,560	3,386	1,869
Shareholder reports (Note 2)	1,293	3,972	790	7,160	9,242	4,211
Shareholder servicing (Note 2)
Service Class	2,399	3,187	724	5,388	5,258	3,827
R4 Class	51	892	95	1,440	1,760	656
Other	2,396	3,744	2,026	12,406	12,976	5,322
Total expenses	69,950	211,516	53,761	573,030	754,342	290,195
Advisory fee waivers (Note 2)	(5,150)	(19,777)	(4,245)	(57,264)	(78,338)	(28,631)
Net expenses	64,800	191,739	49,516	515,766	676,004	261,564
Net investment income (loss)	232,915	977,666	155,296	2,127,377	2,606,413	760,076
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(506,475)	(2,021,582)	(637,243)	(7,949,307)	(14,184,648)	(5,546,264)
Distributions of long-term realized gains from other investment companies	50,527	305,584	11,663	1,498,431	2,541,160	936,221
Net increase (decrease) in unrealized appreciation (depreciation) of investments	79,346	55,776	134,479	(1,882,205)	(2,697,196)	(1,047,495)
Net realized and unrealized gain (loss) on investments	(376,602)	(1,660,222)	(491,101)	(8,333,081)	(14,340,684)	(5,657,538)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(143,687)	$(682,556)	$(335,805)	$(6,205,704)	$(11,734,271)	$(4,897,462)

THE E-Valuator FUNDS
For the Six Months Ended March 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the six months ended March 31, 2019 (unaudited)	For the year ended September 30, 2018	For the six months ended March 31, 2019 (unaudited)	For the year ended September 30, 2018	For the six months ended March 31, 2019 (unaudited)	For the year ended September 30, 2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$232,915	$440,545	$977,666	$1,505,864	$155,296	$211,635
Net realized gain (loss) on investments and distributions of short and long-term realized gains from other investment companies	(455,948)	117,648	(1,715,998)	1,916,198	(625,580)	749,384
Net increase (decrease) in unrealized appreciation (depreciation) of investments	79,346	(148,434)	55,776	(367,224)	134,479	(404,571)
Increase (decrease) in net assets from operations	(143,687)	409,759	(682,556)	3,054,838	(335,805)	556,448
DISTRIBUTIONS TO SHAREHOLDERS
Distributions*
Service Class	(395,366)	(395,868)	(2,765,863)	(2,248,425)	(702,009)	(1,077,623)
R4 Class	(199,955)	(105,346)	(645,355)	(359,338)	(59,356)	(60,758)
Decrease in net assets from distributions	(595,321)	(501,214)	(3,411,218)	(2,607,763)	(761,365)	(1,138,381)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	1,335,075	3,730,067	7,185,708	12,129,544	995,558	2,306,311
R4 Class	1,124,103	4,994,624	1,055,545	6,884,840	3,719	395,310
Distributions reinvested
Service Class	395,366	395,869	2,765,863	2,248,424	701,974	1,077,623
R4 Class	199,955	105,345	645,355	359,339	59,356	60,759
Shares redeemed
Service Class	(3,214,356)	(5,307,987)	(10,014,729)	(11,243,058)	(2,313,649)	(4,417,643)
R4 Class	(618,171)	(1,905,161)	(1,101,897)	(4,889,120)	(50,582)	(1,026,102)
Increase (decrease) in net assets from capital stock transactions	(778,028)	2,012,757	535,845	5,489,969	(603,624)	(1,603,742)
NET ASSETS
Increase (decrease) during period	(1,517,036)	1,921,302	(3,557,929)	5,937,044	(1,700,794)	(2,185,675)
Beginning of period	16,222,566	14,301,264	59,847,063	53,910,019	13,730,227	15,915,902
End of period**	$14,705,530	$16,222,566	$56,289,134	$59,847,063	$12,029,433	$13,730,227
**Includes accumulated undistributed net investment income (loss) of:		$313,439		$1,032,244		$51,071

THE E-Valuator FUNDS

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets - continued

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the six months ended March 31, 2019 (unaudited)	For the year ended September 30, 2018	For the six months ended March 31, 2019 (unaudited)	For the year ended September 30, 2018	For the six months ended March 31, 2019 (unaudited)	For the year ended September 30, 2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,127,377	$2,943,535	$2,606,413	$3,095,727	$760,076	$712,557
Net realized gain (loss) on investments and distributions of short and long-term realized gains from other investment companies	(6,450,876)	12,386,348	(11,643,488)	21,513,382	(4,610,043)	6,036,860
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,882,205)	144,530	(2,697,196)	(681,388)	(1,047,495)	1,328,465
Increase (decrease) in net assets from operations	(6,205,704)	15,474,413	(11,734,271)	23,927,721	(4,897,462)	8,077,882
DISTRIBUTIONS TO SHAREHOLDERS
Distributions*
Service Class	(11,884,259)	(10,196,463)	(18,765,468)	(20,265,681)	(5,010,393)	(5,865,200)
R4 Class	(2,060,763)	(1,465,138)	(1,912,874)	(1,577,668)	(680,680)	(693,623)
Decrease in net assets from distributions	(13,945,022)	(11,661,601)	(20,678,342)	(21,843,349)	(5,691,073)	(6,558,823)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	17,281,204	33,847,243	18,888,199	44,349,416	13,803,068	23,202,944
R4 Class	3,629,940	11,905,851	2,267,387	13,536,254	473,810	5,138,308
Distributions reinvested
Service Class	11,884,196	10,196,464	18,765,370	20,265,681	5,010,359	5,865,197
R4 Class	2,060,763	1,465,137	1,912,874	1,577,667	680,680	693,625
Shares redeemed
Service Class	(18,612,359)	(28,342,922)	(23,352,272)	(33,975,564)	(9,312,666)	(8,175,298)
R4 Class	(2,357,810)	(12,681,502)	(2,146,646)	(13,093,740)	(548,733)	(2,674,154)
Increase (decrease) in net assets from capital stock transactions	13,885,934	16,390,271	16,334,912)	32,659,714	10,106,518	24,050,622
NET ASSETS
Increase (decrease) during period	(6,264,792)	20,203,083	(16,077,701)	34,744,086	(482,017)	25,569,681
Beginning of period	178,320,793	158,117,710	249,373,727	214,629,641	89,412,360	63,842,679
End of period**	$172,056,001	$178,320,793	$233,296,026	$249,373,727	$88,930,343	$89,412,360
**Includes accumulated undistributed net investment income (loss) of:		$1,917,862		$1,855,742		$261,794

THE E-Valuator FUNDS

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$10.51		$10.55	$ 10.15	$10.00
Investment activities
Net investment income (loss)(A)	0.16		0.29	0.22	0.03
Net realized and unrealized gain (loss) on investments	(0.21)		0.01	0.26	0.12
Total from investment activities	(0.05)		0.30	0.48	0.15

Distributions
Net investment income	(0.39)		(0.26)	(0.07)	—
Net realized gain	(0.11)		(0.08)	(0.01)	—
Total distributions	(0.50)		(0.34)	(0.08)	—

Net asset value, end of period	$ 9.96		$10.51	$ 10.55	$10.15

Total Return	(0.29%	)***	2.84%	4.73%	1.50%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.87%	**	0.90%	0.89%	0.84%	**
Expenses net of fee waiver	0.80%	**	0.80%	0.80%	0.68%	**
Net investment income (loss)(C)	3.23%	**	2.78%	2.14%	0.94%	**
Portfolio turnover rate	182.63%	***	389.21%	189.64%	12.66%	***
Net assets, end of period (000’s)	$8,424		$ 10,420	$11,693	$8,834

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

* Inception date

** Anualized

*** Not annualized

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$10.48		$10.53	$ 10.13	$10.00
Investment activities
Net investment income (loss)(A)	0.15		0.27	0.19	0.02
Net realized and unrealized gain (loss) on investments	(0.20)		0.00	0.27	0.11
Total from investment activities	(0.05)		0.27	0.46	0.13

Distributions
Net investment income	(0.26)		(0.24)	(0.05)	—
Net realized gain	(0.11)		(0.08)	(0.01)	—
Total distributions	(0.37)		(0.32)	(0.06)	—

Net asset value, end of period	$10.06		$10.48	$ 10.53	$10.13

Total Return	(0.34%	)***	2.58%	4.53%	1.30%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.07%	**	1.17%	1.14%	1.09%	**
Expenses net of fee waiver	1.00%	**	1.05%	1.05%	0.93%	**
Net investment income (loss)(C)	3.06%	**	2.62%	1.89%	0.69%	**
Portfolio turnover rate	182.63%	***	389.21%	189.64%	12.66%	***
Net assets, end of period (000’s)	$6,281		$5,802	$ 2,608	$7,078

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

* Inception date

** Annualized

*** Not annualized

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$10.91		$10.84	$ 10.25	$10.00
Investment activities
Net investment income (loss)(A)	0.18		0.29	0.25	0.05
Net realized and unrealized gain (loss) on investments	(0.33)		0.30	0.45	0.20
Total from investment activities	(0.15)		0.59	0.70	0.25

Distributions
Net investment income	(0.33)		(0.30)	(0.09)	—
Net realized gain	(0.32)		(0.22)	(0.02)	—
Total distributions	(0.65)		(0.52)	(0.11)	—

Net asset value, end of period	$10.11		$10.91	$ 10.84	$10.25

Total Return	(0.99%	)***	5.57%	6.83%	2.50%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.70%	**	0.71%	0.73%	0.80%	**
Expenses net of fee waiver	0.63%	**	0.64%	0.64%	0.64%	**
Net investment income (loss)(C)	3.51%	**	2.68%	2.37%	1.54%	**
Portfolio turnover rate	244.03%	***	321.58%	142.99%	10.57%	***
Net assets, end of period (000’s)	$ 44,471		$ 47,832	$44,436	$ 23,476

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$10.91		$10.82	$ 10.24	$10.00
Investment activities
Net investment income (loss)(A)	0.16		0.27	0.21	0.05
Net realized and unrealized gain (loss) on investments	(0.32)		0.30	0.45	0.19
Total from investment activities	(0.16)		0.57	0.66	0.24

Distributions
Net investment income	(0.28)		(0.26)	(0.06)	—
Net realized gain	(0.32)		(0.22)	(0.02)	—
Total distributions	(0.60)		(0.48)	(0.08)	—

Net asset value, end of period	$10.15		$10.91	$ 10.82	$10.24

Total Return	(1.12%	)***	5.34%	6.47%	2.40%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.95%	**	0.97%	1.09%	1.05%	**
Expenses net of fee waiver	0.88%	**	0.90%	1.00%	0.89%	**
Net investment income (loss)(C)	3.25%	**	2.44%	2.01%	1.29%	**
Portfolio turnover rate	244.03%	***	321.58%	142.99%	10.57%	***
Net assets, end of period (000’s)	$ 11,818		$ 12,016	$ 9,474	$ 25,671

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$10.61		$11.01	$ 10.28	$10.00
Investment activities
Net investment income (loss)(A)	0.13		0.15	0.29	0.08
Net realized and unrealized gain (loss) on investments	(0.36)		0.25	0.58	0.20
Total from investment activities	(0.23)		0.40	0.87	0.28

Distributions
Net investment income	(0.12)		(0.38)	(0.11)	—
Net realized gain	(0.55)		(0.42)	(0.03)	—
Total distributions	(0.67)		(0.80)	(0.14)	—

Net asset value, end of period	$9.71		$10.61	$ 11.01	$10.28

Total Return	(1.68%	)***	3.66%	8.64%	2.80%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.87%	**	0.81%	0.87%	0.88%	**
Expenses net of fee waiver	0.80%	**	0.73%	0.80%	0.72%	**
Net investment income (loss)(C)	2.58%	**	1.43%	2.74%	2.17%	**
Portfolio turnover rate	239.11%	***	236.79%	158.01%	2.07%	***
Net assets, end of period (000’s)	$ 11,051		$ 12,684	$ 14,291	$5,764

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$10.70		$11.03	$ 10.26	$10.00
Investment activities
Net investment income (loss)(A)	0.12		0.12	0.26	0.07
Net realized and unrealized gain (loss) on investments	(0.36)		0.28	0.59	0.19
Total from investment activities	(0.24)		0.40	0.85	0.26

Distributions
Net investment income	(0.08)		(0.31)	(0.05)	—
Net realized gain	(0.55)		(0.42)	(0.03)	—
Total distributions	(0.63)		(0.73)	(0.08)	—

Net asset value, end of period	$ 9.83		$10.70	$ 11.03	$10.26

Total Return	(1.81%	)***	3.56%	8.33%	2.60%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.12%	**	1.09%	1.25%	1.13%	**
Expenses net of fee waiver	1.05%	**	1.01%	1.05%	0.97%	**
Net investment income (loss)(C)	2.36%	**	1.14%	2.49%	1.92%	**
Portfolio turnover rate	239.11%	***	236.79%	158.01%	2.07%	***
Net assets, end of period (000’s)	$978		$1,046	$ 1,625	$8,192

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$11.75		$11.52	$ 10.37	$ 10.00
Investment activities
Net investment income (loss)(A)	0.14		0.20	0.20	0.07
Net realized and unrealized gain (loss) on investments	(0.61)		0.86	1.05	0.30
Total from investment activities	(0.47)		1.06	1.25	0.37

Distributions
Net investment income	(0.24)		(0.22)	(0.08)	—
Net realized gain	(0.73)		(0.61)	(0.02)	—
Total distributions	(0.97)		(0.83)	(0.10)	—

Net asset value, end of period	$10.31		$11.75	$ 11.52	$ 10.37

Total Return	(3.14%	)***	9.61%	12.15%	3.70%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.66%	**	0.67%	0.68%	0.78%	**
Expenses net of fee waiver	0.59%	**	0.59%	0.59%	0.62%	**
Net investment income (loss)(C)	2.64%	**	1.75%	1.88%	1.99%	**
Portfolio turnover rate	230.18%	***	302.71%	137.57%	12.39%	***
Net assets, end of period (000’s)	$145,232		$151,866	$133,156	$56,321

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$11.74		$11.50	$ 10.36	$10.00
Investment activities
Net investment income (loss)(A)	0.12		0.18	0.15	0.06
Net realized and unrealized gain (loss) on investments	(0.59)		0.84	1.06	0.30
Total from investment activities	(0.47)		1.02	1.21	0.36

Distributions
Net investment income	(0.20)		(0.17)	(0.05)	—
Net realized gain	(0.73)		(0.61)	(0.02)	—
Total distributions	(0.93)		(0.78)	(0.07)	—

Net asset value, end of period	$10.34		$11.74	$ 11.50	$10.36

Total Return	(3.17%	)***	9.28%	11.78%	3.60%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.92%	**	0.94%	1.06%	1.03%	**
Expenses net of fee waiver	0.85%	**	0.86%	0.97%	0.87%	**
Net investment income (loss)(C)	2.39%	**	1.52%	1.50%	1.74%	**
Portfolio turnover rate	230.18%	***	302.71%	137.57%	12.39%	***
Net assets, end of period (000’s)	$ 26,824		$ 26,455	$24,962	$ 68,443

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$11.95		$11.90	$ 10.44	$10.00
Investment activities
Net investment income (loss)(A)	0.12		0.16	0.16	0.06
Net realized and unrealized gain (loss) on investments	(0.76)		1.08	1.38	0.38
Total from investment activities	(0.64)		1.24	1.54	0.44

Distributions
Net investment income	(0.19)		(0.20)	(0.06)	—
Net realized gain	(0.85)		(0.99)	(0.02)	—
Total distributions	(1.04)		(1.19)	(0.08)	—

Net asset value, end of period	$10.27		$11.95	$ 11.90	$10.44

Total Return	(4.35%	)***	11.02%	14.89%	4.40%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.65%	**	0.66%	0.68%	0.78%	**
Expenses net of fee waiver	0.58%	**	0.58%	0.59%	0.62%	**
Net investment income (loss)(C)	2.36%	**	1.34%	1.49%	1.74%	**
Portfolio turnover rate	240.97%	***	285.36%	125.32%	14.33%	***
Net assets, end of period (000’s)	$210,881		$226,003	$193,831	$ 84,635

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$11.98		$11.89	$ 10.43	$10.00
Investment activities
Net investment income (loss)(A)	0.11		0.13	0.12	0.05
Net realized and unrealized gain (loss) on investments	(0.78)		1.09	1.39	0.38
Total from investment activities	(0.67)		1.22	1.51	0.43

Distributions
Net investment income	(0.15)		(0.14)	(0.03)	—
Net realized gain	(0.85)		(0.99)	(0.02)	—
Total distributions	(1.00)		(1.13)	(0.05)	—

Net asset value, end of period	$10.31		$11.98	$ 11.89	$10.43

Total Return	(4.56%	)***	10.78%	14.54%	4.30%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.91%	**	0.93%	1.05%	1.03%	**
Expenses net of fee waiver	0.84%	**	0.86%	0.96%	0.87%	**
Net investment income (loss)(C)	2.06%	**	1.09%	1.12%	1.49%	**
Portfolio turnover rate	240.97%	***	285.36%	125.32%	14.33%	***
Net assets, end of period (000’s)	$ 22,415		$ 23,370	$ 20,799	$ 93,317

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

* Inception date

** Annualized

*** Not annualized

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$12.30		$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.11	0.12	0.05
Net realized and unrealized gain (loss) on investments	(0.86)		1.22	1.59	0.43
Total from investment activities	(0.76)		1.33	1.71	0.48

Distributions
Net investment income	(0.13)		(0.16)	(0.05)	—
Net realized gain	(0.67)		(0.99)	(0.02)	—
Total distributions	(0.80)		(1.15)	(0.07)	—

Net asset value, end of period	$10.74		$12.30	$12.12	$10.48

Total Return	(5.27%	)***	11.51%	16.40%	4.80%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.68%	**	0.69%	0.71%	0.81%	**
Expenses net of fee waiver	0.61%	**	0.61%	0.62%	0.65%	**
Net investment income (loss)(C)	1.89%	**	0.93%	1.07%	1.48%	**
Portfolio turnover rate	221.98%	***	298.25%	144.83%	10.24%	***
Net assets, end of period (000’s)	$78,771		$78,594	$56,415	$12,459

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Annualized

***Not annualized

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights - continued

SEMI-ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the six months ended March 31, 2019 (unaudited)		For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
			2018	2017
Net asset value, beginning of period	$12.30		$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.09		0.08	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.86)		1.21	1.59	0.44
Total from investment activities	(0.77)		1.29	1.67	0.48

Distributions
Net investment income	(0.10)		(0.12)	(0.01)	—
Net realized gain	(0.67)		(0.99)	(0.02)	—
Total distributions	(0.77)		(1.11)	(0.03)	—

Net asset value, end of period	$10.76		$12.30	$12.12	$10.48

Total Return	(5.37%	)***	11.12%	16.01%	4.80%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.93%	**	0.95%	1.07%	1.06%	**
Expenses net of fee waiver	0.86%	**	0.87%	0.98%	0.90%	**
Net investment income (loss)(C)	1.61%	**	0.70%	0.70%	1.23%	**
Portfolio turnover rate	221.98%	***	298.25%	144.83%	10.24%	***
Net assets, end of period (000’s)	$10,159		$10,818	$7,428	$25,427

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Annualized

***Not annualized

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial StatementsMarch 31, 2019 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”) previously known as The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively.

The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective, stability of principal
Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.
Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.
Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.
Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.
Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Funds adoption of these amendments, effective with the financial statements prepared as of March 31, 2019 had no effect on the Funds’ net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the September 30, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders for the year ended September 30, 2018 from net realized gains in the Funds were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions to Shareholders:
From net investment income:
Service Class	$305,968	$1,307,930	$516,117	$2,691,692	$3,423,108	$823,973
R4 Class	80,104	195,052	25,873	314,343	192,066	74,404
From net realized gains:
Service Class	89,900	940,495	561,506	7,504,771	16,842,573	5,041,227
R4 Class	25,242	164,286	34,885	1,150,795	1,385,602	619,219

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sale price or, lacking any sales, at the last available bid price. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value (“NAV”). If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ NAV is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Very Conservative Fund
Exchange Traded Funds	$4,506,183	$—	$—	$4,506,183
Mutual Funds	9,521,852	—	—	9,521,852
Money Market Funds	913,419	—	—	913,419
	$14,941,454	$—	$—	$14,941,454

Conservative Fund
Exchange Traded Funds	$17,525,741	$—	$—	$17,525,741
Mutual Funds	37,725,350	—	—	37,725,350
Money Market Funds	1,304,340	—	—	1,304,340
	$56,555,431	$—	$—	$56,555,431

Conservative/Moderate Fund
Exchange Traded Funds	$3,562,377	$—	$—	$3,562,377
Mutual Funds	8,282,313	—	—	8,282,313
Money Market Funds	533,362	—	—	533,362
	$12,378,052	$—	$—	$12,378,052

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Moderate Fund
Exchange Traded Funds	$54,475,888	$—	$—	$54,475,888
Mutual Funds	115,742,551	—	—	115,742,551
Money Market Funds	1,761,116	—	—	1,761,116
	$171,979,555	$—	$—	$171,979,555

Growth Fund
Exchange Traded Funds	$82,209,342	$—	$—	$82,209,342
Mutual Funds	146,476,720	—	—	146,476,720
Money Market Funds	4,484,040	—	—	4,484,040
	$233,170,102	$—	$—	$233,170,102

Aggressive Growth Fund
Exchange Traded Funds	$32,131,988	$—	$—	$32,131,988
Mutual Funds	55,847,832	—	—	55,847,832
Money Market Funds	859,561	—	—	859,561
	$88,839,381	$—	$—	$88,839,381

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities, if applicable.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of March 31, 2019, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Each Fund can offer two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds. For its services, the Advisor receives an investment management fee equal to 0.45% of the average daily net assets of each Fund. The Advisor has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2020.

For the six months ended March 31, 2019, the Advisor earned and waived expenses as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$33,107	$(5,150)	$27,957
Conservative	127,139	(19,777)	107,362
Conservative/Moderate	27,291	(4,245)	23,046
Moderate	368,125	(57,264)	310,861
Growth	503,601	(78,338)	425,263
Aggressive Growth	184,052	(28,631)	155,421
	$1,243,315	$(193,405)	$1,049,910

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

accounting principles and other extraordinary expenses not incurred in the ordinary course of business to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Advisor may not terminate these contractual arrangements prior to January 31, 2020. For the six months ended March 31, 2019, the Advisor has elected to forego the recoupment of such waivers, as applicable.

The total amounts of recoverable reimbursements for the Funds as of March 31, 2019 and expiration date are as follows:

Recoverable Reimbursements and Expiration Dates

Fund	2020	2021	2022	Total
Very Conservative	$13,930	$16,939	$5,150	$36,019
Conservative	46,419	43,624	19,777	109,820
Conservative/Moderate	13,281	11,792	4,245	29,318
Moderate	127,130	131,066	57,264	315,460
Growth	175,179	180,000	78,338	433,517
Aggressive Growth	46,075	59,871	28,631	134,577

The Funds have adopted a plan of distribution in accordance with Rule 12b-1 under the 1940 Act (the “Plan”). Pursuant to the Plan, the Funds compensate the Funds’ principal underwriter and securities dealers for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ R4 Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the R4 Class Shares is a service fee.

Each of the Funds has adopted a shareholder service plan with respect to its R4 Class and Service Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended March 31, 2019, the following fees under the Plans were incurred:

Fund	Class	Type of Plan	Fees Incurred
Very Conservative	R4	12b-1	$7,033
Very Conservative	Service	Shareholder servicing	2,399
Very Conservative	R4	Shareholder servicing	51
Conservative	R4	12b-1	14,095
Conservative	Service	Shareholder servicing	3,187
Conservative	R4	Shareholder servicing	892
Conservative/Moderate	R4	12b-1	1,207
Conservative/Moderate	Service	Shareholder servicing	724
Conservative/Moderate	R4	Shareholder servicing	95
Moderate	R4	12b-1	30,681
Moderate	Service	Shareholder servicing	5,388
Moderate	R4	Shareholder servicing	1,440
Growth	R4	12b-1	26,606
Growth	Service	Shareholder servicing	5,258
Growth	R4	Shareholder servicing	1,760
Aggressive Growth	R4	12b-1	12,228
Aggressive Growth	Service	Shareholder servicing	3,827
Aggressive Growth	R4	Shareholder servicing	656
			$117,527

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the six months ended March 31, 2019, FDCC received no commissions, underwriting fees, or CDSC fees from the sale of the Funds’ shares.

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2019, the following fees were paid monthly:

Fund	Administration	Transfer Agent	Accounting
Very Conservative	$2,972	$1,788	$2,170
Conservative	10,893	5,442	7,731
Conservative/Moderate	2,565	1,081	1,625
Moderate	31,945	15,137	22,551
Growth	44,192	20,221	31,082
Aggressive Growth	16,199	8,174	11,385
	$108,766	$51,843	$76,544

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2019, were as follows:

Fund	Purchases	Sales
Very Conservative	$25,664,437	$26,985,630
Conservative	138,050,372	139,137,976
Conservative/Moderate	29,621,450	28,033,432
Moderate	386,098,366	374,077,088
Growth	549,756,077	532,875,910
Aggressive Growth	192,615,833	178,802,075

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

The tax character of distributions during year ended September 30, 2018 and the six months ended March 31, 2019 were as follows:

Six months ended March 31, 2019 (unaudited)
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$453,154	$1,712,556	$467,906	$6,022,399	$7,810,013	$3,268,835
Realized gains	142,167	1,698,662	293,459	7,922,623	12,868,329	2,422,238
	$595,321	$3,411,218	$761,365	$13,945,022	$20,678,342	$5,691,073

Year ended September 30, 2018
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$466,717	$2,133,339	$938,535	$8,520,851	$13,019,180	$4,097,013
Realized gains	34,497	474,424	199,846	3,140,750	8,824,169	2,461,810
	$501,214	$2,607,763	$1,138,381	$11,661,601	$21,843,349	$6,558,823

As of March 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Six months ended March 31, 2019 (unaudited)
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Accumulated net investment income	$93,199	$322,524	$74,615	$703,896	$788,677	$121,304
Accumulated net realized gain (loss)	(534,313)	(1,833,902)	(641,901)	(6,683,964)	(11,874,473)	(4,693,666)
Net unrealized appreciation (depreciation) on investments	320,511	1,922,865	310,039	8,429,708	13,266,149	4,732,663
	$(120,603)	$411,487	$(257,247)	$2,449,640	$2,180,353	$160,301

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Very Conservative	$14,620,943	$322,929	$(2,418)	$320,511
Conservative	54,632,566	1,927,509	(4,644)	1,922,865
Conservative/Moderate	12,068,013	311,275	(1,236)	310,039
Moderate	163,549,847	8,499,682	(69,974)	8,429,708
Growth	219,903,953	13,366,387	(100,238)	13,266,149
Aggressive Growth	84,106,718	4,787,718	(55,055)	4,732,663

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

Very Conservative Fund
Six months ended March 31, 2019 (unaudited)	Service Class	R4 Class
Shares sold	134,398	112,283
Shares reinvested	41,442	20,742
Shares redeemed	(321,206)	(61,843)
Net increase (decrease)	(145,366)	71,182

Very Conservative Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	355,805	476,641
Shares reinvested	38,175	10,169
Shares redeemed	(510,606)	(180,976)
Net increase (decrease)	(116,626)	305,834

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Conservative Fund
Six months ended March 31, 2019 (unaudited)	Service Class	R4 Class
Shares sold	716,322	104,299
Shares reinvested	292,684	67,932
Shares redeemed	(994,622)	(109,306)
Net increase (decrease)	14,384	62,925

Conservative Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	1,119,494	639,006
Shares reinvested	212,316	33,868
Shares redeemed	(1,046,138)	(446,752)
Net increase (decrease)	285,672	226,122

Conservative/Moderate Fund
Six months ended March 31, 2019 (unaudited)	Service Class	R4 Class
Shares sold	103,217	377
Shares reinvested	78,433	6,545
Shares redeemed	(238,971)	(5,181)
Net increase (decrease)	(57,321)	1,741

Conservative/Moderate Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	211,262	36,449
Shares reinvested	101,951	5,689
Shares redeemed	(415,646)	(91,743)
Net increase (decrease)	(102,433)	(49,605)

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Moderate Fund
Six months ended March 31, 2019 (unaudited)	Service Class	R4 Class
Shares sold	1,682,700	344,412
Shares reinvested	1,277,870	220,875
Shares redeemed	(1,801,915)	(222,748)
Net increase (decrease)	1,158,655	342,539

Moderate Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	2,925,776	1,033,253
Shares reinvested	912,027	130,816
Shares redeemed	(2,469,496)	(1,082,371)
Net increase (decrease)	1,368,307	81,698

Growth Fund
Six months ended March 31, 2019 (unaudited)	Service Class	R4 Class
Shares sold	1,850,514	213,997
Shares reinvested	2,048,621	207,695
Shares redeemed	(2,267,470)	(199,209)
Net increase (decrease)	1,631,665	222,483

Growth Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	3,731,191	1,147,317
Shares reinvested	1,790,254	138,757
Shares redeemed	(2,899,904)	(1,083,780)
Net increase (decrease)	2,621,541	202,294

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Aggressive Growth Fund
Six months ended March 31, 2019 (unaudited)	Service Class	R4 Class
Shares sold	1,310,880	44,768
Shares reinvested	528,519	71,651
Shares redeemed	(893,792)	(51,548)
Net increase (decrease)	945,607	64,871

Aggressive Growth Fund
Year ended September 30, 2018	Service Class	R4 Class
Shares sold	1,911,033	425,566
Shares reinvested	503,883	59,437
Shares redeemed	(679,950)	(218,824)
Net increase (decrease)	1,734,966	266,179

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Agreement Renewal

At a meeting held on February 20 – 21, 2019 (the “Meeting”), the Board of Trustees (the “Board”) reviewed and discussed the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Systelligence and the Trust, on behalf of The E-Valuator Funds.1 Legal Counsel (“Counsel”) reminded the Board that the Investment Company Act of 1940, as amended, requires the approval of investment advisory agreements by a majority of the Independent Trustees. Counsel reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Systelligence; (ii) the investment performance of The E-Valuator Funds; (iii) the costs of the services provided and profits realized by Systelligence from its relationship with The E-Valuator

1.“The E-Valuator Funds” includes: The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Funds; (iv) the extent to which economies of scale would be realized if The E-Valuator Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of The E-Valuator Funds’ investors; and (v) Systelligence’s practices regarding possible conflicts of interest.

Counsel referred to the meeting materials that had been provided in connection with the approval of the continuation of the Advisory Agreement and reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement. In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to The E-Valuator Funds, including information presented to the Board in Systelligence’s presentation earlier in the Meeting, such as information regarding expense limitation arrangements and the manner in which The E-Valuator Funds are managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support being provided to The E-Valuator Funds and their shareholders; (ii)  the investment performance of The E-Valuator Funds; (iii) presentations by Systelligence’s management addressing the investment philosophy, investment strategy, personnel and operations being utilized in managing The E-Valuator Funds; (iv) disclosure information contained in the registration statement of the Trust with respect to The E-Valuator Funds and the Form ADV of Systelligence; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including, among other considerations, the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Systelligence, including financial information, a description of personnel and the services provided to The E-Valuator Funds, information on investment advice, performance, summaries of expenses for The E-Valuator Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to The E-Valuator Funds; (iii) the anticipated effect of size on The E-Valuator Funds’ performance and expenses; and (iv) benefits realized by Systelligence from its relationship with the Trust and The E-Valuator Funds. In evaluating the costs and performance of The E-Valuator Funds, the Board relied heavily on the comparative peer group performance and expense information included in

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

the Report to the Board of Trustees prepared by Broadridge using Morningstar data, although they also considered certain comparative information provided by Systelligence and described by representatives of Systelligence at the Meeting. Counsel noted that Systelligence’s response to Counsel’s request for information was submitted a couple of days before the Meeting. Under the circumstances, Counsel noted that the Trustees, individually and collectively, may determine in their reasonable business judgment that they require additional time to consider the responses of Systelligence and to evaluate further matters related to the Advisory Agreement under consideration. The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Systelligence.

In this regard, the Board considered the responsibilities Systelligence has under the Advisory Agreement. The Board reviewed the services provided by Systelligence to The E-Valuator Funds including, without limitation: Systelligence’s procedures for formulating investment recommendations and assuring compliance with The E-Valuator Funds’ investment objectives and limitations, including its proprietary investment models; its coordination of services for The E-Valuator Funds among The E-Valuator Funds’ service providers, and its efforts to promote The E-Valuator Funds, grow their assets, and assist in the distribution of The E-Valuator Funds shares. The Board considered: Systelligence’s staffing, personnel, and methods of operating; the education and experience of Systelligence’s personnel; and Systelligence’s compliance program, policies, and procedures. The Board also considered and concluded that the services provided by Systelligence to The E-Valuator Funds were separate and distinct from services provided by the respective investment adviser(s) to the underlying funds in which The E-Valuator Funds invested. As part of these discussions, the Board noted that certain questions had recently arisen regarding the sufficiency and sophistication of processes for which Systelligence was responsible and that had been adopted by Systelligence with respect to trades effected for The E-Valuator Funds, particularly as relates to such processes operating effectively and efficiently in volatile markets. While not specifically noted at the Meeting, the Board directed shortly after the Meeting that Systelligence enhance those trading processes systems promptly to address potential inadequacies that could possibly impact future portfolio transactions for The E-Valuator Funds or result in lost opportunities for The E-Valuator Funds’ shareholders. The Trustees

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

also considered prior responses provided by Systelligence with respect to trading processes as part of previous discussions concerning contract consideration and approval. The Trustees requested that Systelligence provide additional information regarding the review and potential enhancement of the trading processes utilized for The E-Valuator Funds in the near future.

(2)Investment performance of The E-Valuator Funds and Systelligence.

The Board noted that The E-Valuator Funds do not have a long performance history and that Systelligence does not have any clients other than The E-Valuator Funds. In regard to The E-Valuator Very Conservative (0%-15%) RMS Fund and The E-Valuator Conservative (15%-30%) RMS Fund, the Board noted that peers were all fund of funds, selected from the Morningstar allocation of 15% to 30% equity category (“Peer Group”). The Board considered that, for the 1-year period ended December 31, 2018, The E-Valuator Very Conservative (0%-15%) RMS Fund trailed its Morningstar category and Peer Group median but was well within the range of returns for the Peer Group. The Board considered that, for the 1-year period ended December 31, 2018, The E-Valuator Conservative (15%-30%) RMS Fund, with a stock weighting at the higher end of the Peer Group, suffered more than most of its Peers and lagged its Peer Group and Morningstar category medians. The Board also noted that The E-Valuator Conservative (15%-30%) RMS Fund’s diversified portfolio, which includes non-US stocks, as well as low-rated bonds, negatively impacted the Fund’s relative performance for 2018. In regard to The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, the Board noted that the Peer Group was all fund of funds, selected from the Morningstar Tactical Allocation Category as well as the Morningstar World Allocation Category. In regard to The E-Valuator Moderate (50%-70%) RMS Fund, the Board noted that its Peer Group was all fund of funds, selected from the Morningstar allocation of 50% to 70% equity category with average net assets below $1 billion. The Board noted that, for the 1-year period ended December 31, 2018, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund and The E-Valuator Moderate (50%-70%) RMS Fund each underperformed its Peer Group and category median due in part to its heavy equity allocation. In regard to The E-Valuator Growth (70%-85%) RMS Fund, the Board noted that its Peer Group was all fund of funds, selected from the Morningstar allocation of 70% to 85% equity category of funds with average net assets below $2 billion. The Board noted that, for the 1-year period ended December 31, 2018, The E-Valuator Growth (70%-85%) RMS Fund underperformed its Peer Group and category medians, due in part to its heavy equity allocation. The Board also noted that The E-Valuator Growth (70%-85%) RMS Fund’s diversified portfolio, which includes non-US stocks, as well as equity-sensitive bonds, negatively

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

impacted the Fund’s relative performance for 2018. In regard to The E-Valuator Aggressive Growth (85%-99%) RMS Fund, the Board noted that its Peer Group was all fund of funds, selected from the Morningstar allocation of 85%+ equity category. For the 1-year period ended December 31, 2018, the Board noted that The E-Valuator Aggressive Growth (85%-99%) RMS Fund underperformed its Peer Group and Morningstar category medians. In addition to its heavy equity allocation, The E-Valuator Aggressive Growth (85%-99%) RMS Fund’s performance was impacted by the Fund’s pronounced bias toward growth, which did not perform as well as value in the market correction.

(3)The costs of the services provided and profits realized by Systelligence from the relationship with The E-Valuator Funds.

In considering the costs of the services provided and profits realized by Systelligence and its affiliates from the relationship with The E-Valuator Funds, the Board considered Systelligence’s staffing, personnel, and methods of operating; the financial condition of Systelligence and its affiliates and the level of commitment to The E-Valuator Funds by Systelligence and its principals; the current asset levels of The E-Valuator Funds; and the overall expenses of The E-Valuator Funds. The Trustees noted that the Peer Groups included funds that were largely funds of funds using affiliated funds as underlying vehicles and thus charge a lower management fee than The E-Valuator Funds. They further noted that while The E-Valuator Funds charge a relatively high, top-level management fee compared to such affiliated funds of funds, The E-Valuator Funds’ use of low-cost share classes and exchange-traded funds reduces costs to shareholders, which appeared to be beneficial compared to other funds of funds that may use active managers. In its consideration of the fees provided for under the Advisory Agreement, the Board again noted that the services provided by Systelligence for The E-Valuator Funds were separate and distinct from the services that were provided by the investment adviser to the underlying funds in which The E-Valuator Funds invested. The Board considered that the net expenses of The E-Valuator Very Conservative (0%-15%) RMS Fund and The E-Valuator Conservative (15%-30%) RMS Fund were each higher than its category and peer group medians, but noted that each Fund’s net advisory fee was within its Peer Group range. The Trustees further considered that the net expenses of The E-Valuator Conservative/Moderate (30%-50%) RMS Fund were higher than its category and Peer Group medians, but noted that its net advisory fee was within its Peer Group range. The Board further considered that the net expenses of The E-Valuator Moderate (50%-70%) RMS Fund were lower than the category median and higher than the peer group median. The Trustees considered that the net expenses of The E-Valuator Growth (70%-85%) RMS Fund and The

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

E-Valuator Aggressive Growth (85%-99%) RMS Fund were each lower than its category and Peer Group medians. In addition, the Trustees considered that the Funds’ fee arrangements with their administrator were modified such that all The E-Valuator Funds’ net expenses as restated as of January 31, 2019 are lower than their Morningstar category averages. The Board noted that Systelligence indicated that it expects to be profitable across the complex of The E-Valuator Funds. In light of the relative fee comparisons, the Board considered other surrounding circumstances and factors, including the services provided by Systelligence and the performance of The E-Valuator Funds, and the Board concluded that the fees to be paid to Systelligence by The E-Valuator Funds were fair and reasonable at this time.

(4)The extent to which economies of scale would be realized as The E-Valuator Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of The E-Valuator Funds’ investors.

In this regard, the Board considered The E-Valuator Funds’ fee arrangements with Systelligence. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of The E-Valuator Funds would benefit from the current expense limitation arrangements for The E-Valuator Funds. The Board noted Systelligence’s indications that it would continue in the future to attempt to manage the expenses of The E-Valuator Funds so as to keep them competitive, and that this would require it to maintain expense limitation arrangements into the foreseeable future. The Trustees also noted that The E-Valuator Funds would benefit from economies of scale under its agreements with some of its service providers other than Systelligence. Following further discussion of The E-Valuator Funds’ expected asset levels and recent growth of assets, and levels of fees, the Board determined that The E-Valuator Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of The E-Valuator Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by Systelligence.

In considering Systelligence’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to The E-Valuator Funds; the fact that Systelligence does not utilize soft dollars; the basis of decisions to buy or sell securities for The E-Valuator Funds; and the substance and administration of Systelligence’s code of ethics. The Board

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

considered the relationship of Systelligence with its affiliates and the nature of those affiliates’ business, including how the affiliates are paid by plan sponsors who may purchase shares of The E-Valuator Funds. The Board considered the disclosure of any potential conflicts and the procedures in place to identify, and, where appropriate to mitigate, such conflicts. Based on the foregoing, the Board determined that Systelligence’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. Systelligence noted no expected benefits, other than receipt of advisory fees, or detriments to managing The E-Valuator Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances although the Board noted that the opportunities for improvement of the trading processes and other areas for improvement, including without limitation the provision of timely responses to request for information, could affect future determinations on this subject matter. After further discussion, the Board determined that it was appropriate to approve the Advisory Agreement with respect to each of The E-Valuator Funds only for a term of one quarter and to reconsider the continuation of the Advisory Agreement at the next regularly scheduled meeting of the Board.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2018 and held for the six months ended March 31, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Annualized Expense Ratio	Expenses Paid During Period Ended* (3/31/19)
Very Conservative
Service Class Actual	$1,000.00	$997.14	0.80%	$3.98
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.03
R4 Class Actual	$1,000.00	$996.56	1.00%	$4.98
R4 Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.04
Conservative
Service Class Actual	$1,000.00	$990.12	0.63%	$3.13
Service Class Hypothetical**	$1,000.00	$1,021.85	0.63%	$3.18
R4 Class Actual	$1,000.00	$988.84	0.88%	$4.36
R4 Class Hypothetical**	$1,000.00	$1,020.60	0.88%	$4.43
Conservative/Moderate
Service Class Actual	$1,000.00	$983.17	0.80%	$3.96
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.03
R4 Class Actual	$1,000.00	$981.87	1.05%	$5.19
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.29
Moderate
Service Class Actual	$1,000.00	$968.60	0.59%	$2.90
Service Class Hypothetical**	$1,000.00	$1,022.05	0.59%	$2.97
R4 Class Actual	$1,000.00	$968.29	0.85%	$4.17
R4 Class Hypothetical**	$1,000.00	$1,020.75	0.85%	$4.28
Growth
Service Class Actual	$1,000.00	$956.55	0.58%	$2.83
Service Class Hypothetical**	$1,000.00	$1,022.10	0.58%	$2.92
R4 Class Actual	$1,000.00	$954.38	0.84%	$4.09
R4 Class Hypothetical**	$1,000.00	$1,020.80	0.84%	$4.23
Aggressive Growth
Service Class Actual	$1,000.00	$947.32	0.61%	$2.96
Service Class Hypothetical**	$1,000.00	$1,021.95	0.61%	$3.08
R4 Class Actual	$1,000.00	$946.25	0.86%	$4.17
R4 Class Hypothetical**	$1,000.00	$1,020.70	0.86%	$4.33

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

THE E-Valuator FUNDS
Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2019 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.                      CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                    DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                    EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 6, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: June 6, 2019

* Print the name and title of each signing officer under his or her signature.